GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

LONG POSITIONS — 95.3%
COMMON STOCKS — 95.3%
Automobiles & Components — 1.3%
Adient PLC (Ireland)*	4,103	$142,661
American Axle & Manufacturing
Holdings, Inc.*	46,458	387,460
BorgWarner, Inc.	753	29,096
Cooper Tire & Rubber Co.	297	12,028
Ford Motor Co.	61,664	542,027
General Motors Co.	21,788	907,252
Gentherm, Inc.*	461	30,066
Harley-Davidson, Inc.	950	34,865
Magna International, Inc. (Canada)	3,280	232,224
Standard Motor Products, Inc.	45	1,821
Thor Industries, Inc.	1,577	146,645
Visteon Corp.*	1,439	180,623
Winnebago Industries, Inc.	1,357	81,339

		2,728,107

Capital Goods — 10.8%
3M Co.(a)	7,595	1,327,530
A.O. Smith Corp.	1,229	67,374
AAR Corp.	747	27,056
Acuity Brands, Inc.	754	91,302
Advanced Drainage Systems, Inc.	1,765	147,519
AECOM*	5,135	255,620
AeroVironment, Inc.*	347	30,154
AGCO Corp.	535	55,153
Albany International Corp., Class A	177	12,995
Altra Industrial Motion Corp.	1,645	91,182
AMETEK, Inc.	5,362	648,480
Apogee Enterprises, Inc.	3,132	99,222
Applied Industrial Technologies, Inc.	550	42,894
Atkore International Group, Inc.*	4,395	180,678
Ballard Power Systems, Inc.
(Canada)*	1,489	34,843
Barnes Group, Inc.	1,606	81,408
Bloom Energy Corp., Class A*	51	1,462
BMC Stock Holdings, Inc.*	515	27,645
Carrier Global Corp.	2,063	77,816
Colfax Corp.*	15,255	583,351
Cubic Corp.	2,953	183,204
Cummins, Inc.(a)	6,455	1,465,930
Curtiss-Wright Corp.	707	82,259
Deere & Co.	2,105	566,350
Donaldson Co., Inc.	2,101	117,404

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Dover Corp.	1,571	$198,339
Dycom Industries, Inc.*	2,037	153,834
EMCOR Group, Inc.	368	33,657
Emerson Electric Co.(a)	4,165	334,741
EnPro Industries, Inc.	764	57,697
Flowserve Corp.	4,998	184,176
Fortive Corp.	6,412	454,098
Fortune Brands Home & Security, Inc.	5,580	478,318
Franklin Electric Co., Inc.	1,035	71,632
FuelCell Energy, Inc.*	23,210	259,256
Generac Holdings, Inc.*	1,059	240,827
Gibraltar Industries, Inc.*	1,937	139,348
GMS, Inc.*	1,581	48,189
Herc Holdings, Inc.*	2,171	144,176
Honeywell International, Inc.(a)	4,464	949,493
Howmet Aerospace, Inc.(a)	51,051	1,456,996
Hubbell, Inc.	110	17,247
Huntington Ingalls Industries, Inc.	273	46,541
Illinois Tool Works, Inc.	747	152,298
ITT, Inc.	346	26,649
Jacobs Engineering Group, Inc.	400	43,584
John Bean Technologies Corp.	882	100,433
Johnson Controls International PLC (Ireland)	4,427	206,254
L3Harris Technologies, Inc.	5,655	1,068,908
Lennox International, Inc.	641	175,615
Lockheed Martin Corp.(a)	4,327	1,535,998
Masco Corp.	12,744	700,028
Masonite International Corp. (Canada)*	331	32,551
Middleby Corp. (The)*	1,228	158,314
MRC Global, Inc.*	4,346	28,814
Mueller Industries, Inc.	2,999	105,295
Northrop Grumman Corp.	819	249,566
NOW, Inc.*	14,034	100,764
nVent Electric PLC (Ireland)	4,545	105,853
Otis Worldwide Corp.	567	38,301
Owens Corning	4,164	315,465
PACCAR, Inc.	1,140	98,359
Parker-Hannifin Corp.	2,406	655,418
Pentair PLC (Ireland)	14,293	758,815
Quanta Services, Inc.	9,968	717,895
Regal Beloit Corp.	240	29,474
Rexnord Corp.	1,340	52,917

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Simpson Manufacturing Co., Inc.	2,421	$226,242
SiteOne Landscape Supply, Inc.*	788	125,000
Snap-on, Inc.	1,731	296,243
SPX FLOW, Inc.*	246	14,258
Stanley Black & Decker, Inc.	3,256	581,391
Systemax, Inc.	3	108
Terex Corp.	2,298	80,177
Textainer Group Holdings Ltd. (Bermuda)*	480	9,206
Toro Co. (The)	547	51,877
TPI Composites, Inc.*	3,386	178,713
Trane Technologies PLC (Ireland)	3,180	461,609
TransDigm Group, Inc.*	1,606	993,873
UFP Industries, Inc.	3,484	193,536
United Rentals, Inc.*	1,243	288,264
Univar Solutions, Inc.*	8,215	156,167
Valmont Industries, Inc.	532	93,063
Watsco, Inc.	817	185,091
Watts Water Technologies, Inc., Class A	266	32,372
Westinghouse Air Brake Technologies Corp.	1,417	103,724

		23,095,878

Commercial & Professional Services — 1.5%
ABM Industries, Inc.	6,503	246,074
Cimpress PLC (Ireland)*	1,458	127,925
Cintas Corp.	1,109	391,987
Clarivate PLC (Jersey)*	3,287	97,657
Clean Harbors, Inc.*	775	58,978
CoreLogic, Inc.	906	70,052
Deluxe Corp.	3,151	92,009
Healthcare Services Group, Inc.	6,862	192,822
Herman Miller, Inc.	677	22,883
ICF International, Inc.	3	223
IHS Markit Ltd. (Bermuda)	1,487	133,577
KAR Auction Services, Inc.	5,428	101,015
Kforce, Inc.	234	9,849
ManpowerGroup, Inc.	1,568	141,402
Nielsen Holdings PLC (United Kingdom)	10,266	214,251
Republic Services, Inc.	5,359	516,072
Ritchie Bros Auctioneers, Inc. (Canada)	11	765

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Robert Half International, Inc.	434	$27,116
Steelcase, Inc., Class A	7,986	108,210
Tetra Tech, Inc.	235	27,208
Thomson Reuters Corp. (Canada)	1,721	140,933
TransUnion	1,009	100,113
TriNet Group, Inc.*	546	44,008
UniFirst Corp.	117	24,768
Verisk Analytics, Inc.	808	167,733
Waste Management, Inc.	1,636	192,933

		3,250,563

Consumer Durables & Apparel — 3.4%
Brunswick Corp.	1,726	131,590
Capri Holdings Ltd. (British Virgin
Islands)*	16,599	697,158
Carter’s, Inc.	4,085	384,276
Cavco Industries, Inc.*	604	105,972
Crocs, Inc.*	2,475	155,084
Deckers Outdoor Corp.*	352	100,947
DR Horton, Inc.	2,679	184,637
Garmin Ltd. (Switzerland)	2,900	347,014
Hanesbrands, Inc.	5,675	82,742
Hasbro, Inc.	41	3,835
Helen of Troy Ltd. (Bermuda)*	214	47,549
Kontoor Brands, Inc.	5,805	235,451
La-Z-Boy, Inc.	2,751	109,600
Leggett & Platt, Inc.	556	24,631
Lovesac Co. (The)*	18	776
Mattel, Inc.*	4,417	77,077
Mohawk Industries, Inc.*	4,130	582,124
Newell Brands, Inc.	2,946	62,544
NIKE, Inc., Class B(a)	8,329	1,178,304
Polaris, Inc.	3,897	371,306
PulteGroup, Inc.	5,881	253,589
PVH Corp.	4,202	394,526
Skyline Champion Corp.*	829	25,649
Smith & Wesson Brands, Inc.	6,666	118,322
Steven Madden Ltd.	11,493	405,933
Sturm Ruger & Co., Inc.	2,823	183,693
Tempur Sealy International, Inc.*	12,511	337,797
TopBuild Corp.*	236	43,443
Tupperware Brands Corp.*	5,241	169,756
Whirlpool Corp.	1,681	303,404
YETI Holdings, Inc.*	1,412	96,680

		7,215,409

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — 2.9%
Adtalem Global Education, Inc.*	4,621	$156,883
Bloomin’ Brands, Inc.	23,082	448,252
Boyd Gaming Corp.	9,314	399,757
Darden Restaurants, Inc.	998	118,882
Dine Brands Global, Inc.	7,478	433,724
Hilton Worldwide Holdings, Inc.	703	78,216
Hyatt Hotels Corp., Class A	1,110	82,418
Jack in the Box, Inc.	3,305	306,704
Laureate Education, Inc., Class A*	17,926	261,003
Marriott International, Inc., Class A	1,285	169,517
McDonald’s Corp.(a)	2,892	620,565
MGM Resorts International	27,529	867,439
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	1,744	44,350
Papa John’s International, Inc.	4,244	360,103
Perdoceo Education Corp.*	8,251	104,210
Scientific Games Corp.*	736	30,537
Service Corp. International	4,519	221,883
Strategic Education, Inc.	1,857	177,028
Wingstop, Inc.	1,797	238,192
Wyndham Hotels & Resorts, Inc.	2,168	128,866
Yum! Brands, Inc.(a)	9,850	1,069,316

		6,317,845

Diversified Financials — 2.5%
Berkshire Hathaway, Inc., Class B(a) *.	8,943	2,073,613
BlackRock, Inc.	880	634,955
Cboe Global Markets, Inc.	2,255	209,986
Federated Hermes, Inc.	2,960	85,514
Invesco Ltd. (Bermuda)	7,029	122,515
Moody’s Corp.	195	56,597
Nasdaq, Inc.	3,698	490,873
S&P Global, Inc.(a)	4,165	1,369,160
Sprott, Inc. (Canada)	76	2,203
T Rowe Price Group, Inc.	2,459	372,268

		5,417,684

Energy — 2.6%
Antero Midstream Corp.	16,828	129,744
Apache Corp.	10,154	144,085
Cactus, Inc., Class A	1,534	39,991
Canadian Natural Resources Ltd. (Canada)	12,849	309,018
Cenovus Energy, Inc. (Canada)	7,086	42,799
Chevron Corp.(a)	6,734	568,686
Concho Resources, Inc.	715	41,720

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
ConocoPhillips	7,222	$288,808
Core Laboratories NV (Netherlands)	1,245	33,005
Crescent Point Energy Corp.
(Canada)	52,184	122,111
CVR Energy, Inc.	4,382	65,292
Denbury, Inc.*	25	642
DHT Holdings, Inc. (Marshall Islands)	23,596	123,407
DMC Global, Inc.	107	4,628
Enbridge, Inc. (Canada)	43	1,376
Enerplus Corp. (Canada)	2,820	8,827
EOG Resources, Inc.(a)	10,396	518,449
EQT Corp.	17,927	227,852
Halliburton Co.	31,184	589,378
HollyFrontier Corp.	1,254	32,416
Kinder Morgan, Inc.(a)	37,713	515,537
Kosmos Energy Ltd.	88,607	208,226
Magnolia Oil & Gas Corp., Class A*	6,801	48,015
Marathon Petroleum Corp.	7,538	311,772
Murphy Oil Corp.	13,279	160,676
NexGen Energy Ltd. (Canada)*	1,085	2,995
Range Resources Corp.	18,285	122,510
Renewable Energy Group, Inc.*	2,986	211,469
Schlumberger NV (Curacao)	3,526	76,973
SM Energy Co.	23,149	141,672
Transocean Ltd. (Switzerland)*	510	1,178
Vermilion Energy, Inc. (Canada)	5,283	23,509
Williams Cos., Inc. (The)	10,068	201,863
World Fuel Services Corp.	6,704	208,897

		5,527,526

Food & Staples Retailing — 1.6%
BJ’s Wholesale Club Holdings, Inc.*	2,082	77,617
Casey’s General Stores, Inc.	536	95,740
Costco Wholesale Corp.	1,135	427,645
Ingles Markets, Inc., Class A	111	4,735
Kroger Co. (The)	7,410	235,342
Sprouts Farmers Market, Inc.*	13,736	276,094
Sysco Corp.	8,251	612,719
Walgreens Boots Alliance, Inc.	6,652	265,282
Walmart, Inc.(a)	10,150	1,463,122

		3,458,296

Food, Beverage & Tobacco — 3.6%
Altria Group, Inc.(a)	11,611	476,051
Archer-Daniels-Midland Co.	1,984	100,013
B&G Foods, Inc.	1,889	52,382

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Campbell Soup Co.	4,078	$197,171
Celsius Holdings, Inc.*	764	38,437
Coca-Cola Co. (The)(a)	13,780	755,695
Coca-Cola Consolidated, Inc.	199	52,988
Conagra Brands, Inc.	13,575	492,230
Constellation Brands, Inc., Class A(a) .	3,187	698,112
Flowers Foods, Inc.	1,331	30,121
General Mills, Inc.	5,773	339,452
Hershey Co. (The)	1,278	194,678
JM Smucker Co. (The)	3,712	429,107
Kellogg Co.	2,700	168,021
Kraft Heinz Co. (The)(a)	25,977	900,363
McCormick & Co., Inc., non-voting shares	1,938	185,273
Molson Coors Beverage Co., Class B .	3,204	144,789
Monster Beverage Corp.*	8,237	761,758
National Beverage Corp.	147	12,480
PepsiCo, Inc.(a)	3,458	512,821
Philip Morris International, Inc.	3,875	320,811
TreeHouse Foods, Inc.*	1,428	60,676
Tyson Foods, Inc., Class A	14,051	905,446
Vector Group Ltd.	210	2,446

		7,831,321

Health Care Equipment & Services — 7.1%
Abbott Laboratories	741	81,132
Align Technology, Inc.*	291	155,505
Allscripts Healthcare Solutions, Inc.*	4,957	71,579
AmerisourceBergen Corp.	2,895	283,015
Anthem, Inc.(a)	2,611	838,366
Cardinal Health, Inc.	6,218	333,036
Centene Corp.*	1,243	74,617
Cerner Corp.	2,715	213,073
Cigna Corp.	239	49,755
Community Health Systems, Inc.*	9,001	66,877
CONMED Corp.	1,013	113,456
CVS Health Corp.	4,835	330,230
Danaher Corp.(a)	6,565	1,458,349
DaVita, Inc.(a) *	5,468	641,943
DENTSPLY SIRONA, Inc.	3,544	185,564
Ensign Group, Inc. (The)	1,476	107,630
Envista Holdings Corp.*	6,108	206,023
Hanger, Inc.*	14	308
HCA Healthcare, Inc.	2,244	369,048

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Hologic, Inc.*	13,008	$947,373
Humana, Inc.(a)	2,744	1,125,781
IDEXX Laboratories, Inc.*	1,281	640,333
Integer Holdings Corp.*	1,611	130,797
Laboratory Corp. of America
Holdings*	2,263	460,634
McKesson Corp.	991	172,355
MEDNAX, Inc.*	4,502	110,479
Medtronic PLC (Ireland)	7,041	824,783
Meridian Bioscience, Inc.*	2,037	38,072
National Research Corp.	2	86
Natus Medical, Inc.*	4,077	81,703
NextGen Healthcare, Inc.*	691	12,604
Patterson Cos., Inc.	10,701	317,071
Quest Diagnostics, Inc.	4,311	513,742
Quidel Corp.*	776	139,408
ResMed, Inc.	2,381	506,105
Schrodinger, Inc.*	1,226	97,075
Select Medical Holdings Corp.*	7,738	214,033
STERIS PLC (Ireland)	2,041	386,851
Stryker Corp.	1,794	439,602
Teladoc Health, Inc.*	1,404	280,744
Tenet Healthcare Corp.*	4,057	161,996
Tivity Health, Inc.*	9,180	179,836
UnitedHealth Group, Inc.(a)	850	298,078
Universal Health Services, Inc., Class B(a)	2,600	357,500
Varian Medical Systems, Inc.*	5,134	898,501
West Pharmaceutical Services, Inc.	830	235,147
Zimmer Biomet Holdings, Inc.	207	31,897

		15,182,092

Household & Personal Products — 1.3%
Church & Dwight Co., Inc.	525	45,796
Clorox Co. (The)	2,675	540,136
Colgate-Palmolive Co.	6,087	520,499
Edgewell Personal Care Co.	1,608	55,605
elf Beauty, Inc.*	4,185	105,420
Estee Lauder Cos., Inc. (The), Class A	1,376	366,277
Kimberly-Clark Corp.	3,856	519,904
Procter & Gamble Co. (The)(a)	3,775	525,254

		2,678,891

Materials — 5.8%
Agnico Eagle Mines Ltd. (Canada)	1,391	98,079

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
Alcoa Corp.*	3,532	$81,413
Allegheny Technologies, Inc.*	12,647	212,090
Amcor PLC (Jersey)	41,974	494,034
Ashland Global Holdings, Inc.	27	2,138
Avient Corp.	14,763	594,654
Axalta Coating Systems Ltd. (Bermuda)*	2,079	59,355
Ball Corp.	230	21,431
Barrick Gold Corp. (Canada)	1,557	35,468
Berry Global Group, Inc.*	486	27,308
Boise Cascade Co.	1,123	53,679
Cabot Corp.	267	11,983
Carpenter Technology Corp	6,996	203,724
CF Industries Holdings, Inc.	6,743	261,022
Chemours Co. (The)	9,881	244,950
Coeur Mining, Inc.*	3,227	33,399
Commercial Metals Co.	20,870	428,670
Compass Minerals International, Inc.	883	54,499
Dow, Inc.	9,028	501,054
DuPont de Nemours, Inc.	3,563	253,365
Eastman Chemical Co.	779	78,118
Ecolab, Inc.	461	99,742
Ferro Corp.*	1,811	26,495
First Majestic Silver Corp. (Canada)*	409	5,497
FMC Corp.	4,376	502,934
Forterra, Inc.*	38	653
Franco-Nevada Corp. (Canada)	1,487	186,366
Freeport-McMoRan, Inc.	17,215	447,934
Greif, Inc., Class A	58	2,719
Hecla Mining Co.	60,927	394,807
IAMGOLD Corp. (Canada)*	16,775	61,564
Ingevity Corp.*	2,035	154,111
Innospec, Inc.	1,769	160,501
International Paper Co.	3,882	193,013
Kaiser Aluminum Corp	1,052	104,043
Kinross Gold Corp. (Canada)	28,482	209,058
Kraton Corp.*	3,012	83,703
Linde PLC (Ireland)	3,354	883,813
Louisiana-Pacific Corp	951	35,349
LyondellBasell Industries NV, Class A (Netherlands)	528	48,396
Martin Marietta Materials, Inc.	578	164,135
Minerals Technologies, Inc.	229	14,225
Mosaic Co. (The)	9,201	211,715

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
NewMarket Corp.	249	$99,174
Newmont Corp.	12,186	729,820
Nucor Corp.	4,264	226,802
O-I Glass, Inc.	10,613	126,295
Pan American Silver Corp. (Canada)	4,920	169,789
PPG Industries, Inc.	4,635	668,460
Pretium Resources, Inc. (Canada)*	11,204	128,622
Reliance Steel & Aluminum Co.	621	74,365
Royal Gold, Inc.	6	638
RPM International, Inc.	3,630	329,531
Scotts Miracle-Gro Co. (The)	1,685	335,551
Sealed Air Corp.	4,045	185,221
Sensient Technologies Corp	1,255	92,581
Sherwin-Williams Co. (The)	1,396	1,025,934
Sonoco Products Co.	894	52,970
Southern Copper Corp.	777	50,598
SSR Mining, Inc. (Canada)*	2,680	53,895
Summit Materials, Inc., Class A*	2,564	51,485
Trinseo SA (Luxembourg)	412	21,099
Worthington Industries, Inc.	3,826	196,427

		12,360,463

Media & Entertainment — 8.3%
Activision Blizzard, Inc.	5,193	482,170
Alphabet, Inc., Class A(a) *	2,348	4,115,199
Charter Communications, Inc., Class A(a)*	2,514	1,663,137
Discovery, Inc., Class A*	429	12,909
DISH Network Corp., Class A*	21,604	698,673
Facebook, Inc., Class A(a) *	13,069	3,569,928
Fox Corp., Class A	12,347	359,545
Gray Television, Inc.*	3,152	56,389
Interpublic Group of Cos., Inc. (The)	15,694	369,123
Lions Gate Entertainment Corp., Class B (Canada)*	2,771	28,763
Madison Square Garden Sports Corp.*	1,127	207,481
MSG Networks, Inc., Class A*	2,728	40,211
Netflix, Inc.(a) *	1,422	768,918
News Corp., Class A	30,792	553,332
Pinterest, Inc., Class A*	574	37,827
Roku, Inc.*	325	107,906
Sciplay Corp., Class A*	240	3,324
Snap, Inc., Class A*	3,292	164,830
Twitter, Inc.(a) *	25,948	1,405,084

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
ViacomCBS, Inc., Class B	1,329	$49,519
Walt Disney Co. (The)(a) *	10,502	1,902,752
Zillow Group, Inc., Class C*	8,668	1,125,106

		17,722,126

Pharmaceuticals, Biotechnology & Life Sciences — 5.1%
Agilent Technologies, Inc.	5,532	655,487
Alexion Pharmaceuticals, Inc.*	992	154,990
Biogen, Inc.*	108	26,445
Bio-Rad Laboratories, Inc., Class A*	149	86,858
Blueprint Medicines Corp.*	36	4,037
Bristol-Myers Squibb Co.	5,627	349,043
Charles River Laboratories
International, Inc.*	49	12,243
Denali Therapeutics, Inc.*	167	13,988
Emergent BioSolutions, Inc.*	460	41,216
Gilead Sciences, Inc.	6,699	390,284
Horizon Therapeutics PLC (Ireland)*	1,129	82,586
Innoviva, Inc.*	5,153	63,846
Intellia Therapeutics, Inc.*	453	24,643
Johnson & Johnson(a)	7,472	1,175,943
Luminex Corp.	1,141	26,380
Merck & Co., Inc.(a)	5,709	466,996
Mettler-Toledo International, Inc.*	108	123,085
NantKwest, Inc.*	106	1,413
Natera, Inc.*	7,257	722,217
Novavax, Inc.(a) *	13,052	1,455,428
Ocular Therapeutix, Inc.*	5,638	116,707
PerkinElmer, Inc.	5,708	819,098
Pfizer, Inc.(a)	37,297	1,372,903
Prestige Consumer Healthcare, Inc.*	3,293	114,827
TG Therapeutics, Inc.*	8,588	446,748
Thermo Fisher Scientific, Inc.(a)	2,449	1,140,695
Vanda Pharmaceuticals, Inc.*	218	2,865
Viatris, Inc.*	16,971	318,037
Waters Corp.*	214	52,948
Zoetis, Inc.	4,448	736,144

		10,998,100

Retailing — 9.2%
Advance Auto Parts, Inc.	2,272	357,863
Amazon.com, Inc.(a) *	1,159	3,774,782
American Eagle Outfitters, Inc.	3,429	68,820
Asbury Automotive Group, Inc.*	821	119,653
AutoNation, Inc.*	6,415	447,703

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (Continued)
AutoZone, Inc.*	247	$292,804
Best Buy Co., Inc.	2,267	226,224
Booking Holdings, Inc.(a) *	813	1,810,770
Buckle, Inc. (The)	4,759	138,963
Camping World Holdings, Inc., Class A	18,724	487,760
Dollar General Corp.	919	193,266
eBay, Inc.(a)	27,488	1,381,272
Etsy, Inc.*	3,933	699,720
Expedia Group, Inc.	2,331	308,624
Foot Locker, Inc.	6,817	275,679
Gap, Inc. (The)*	24,048	485,529
Genuine Parts Co.	2,331	234,102
Guess?, Inc.	15,623	353,392
Home Depot, Inc. (The)(a)	3,273	869,374
L Brands, Inc.	18,737	696,829
Lands’ End, Inc.*	8	173
LKQ Corp.*	7,988	281,497
Lowe’s Cos., Inc.(a)	9,664	1,551,169
Macy’s, Inc.	28,909	325,226
Murphy USA, Inc.	1,546	202,325
National Vision Holdings, Inc.*	1,991	90,172
ODP Corp. (The)	961	28,157
O’Reilly Automotive, Inc.*	668	302,317
Overstock.com, Inc.*	295	14,151
Pool Corp.	159	59,228
Qurate Retail, Inc., Series A	21,631	237,292
RH*	1,619	724,535
Shoe Carnival, Inc.	1,271	49,798
Shutterstock, Inc.	2,099	150,498
Signet Jewelers Ltd. (Bermuda)	20,707	564,680
Sleep Number Corp.*	2,961	242,387
Sonic Automotive, Inc., Class A	8,733	336,832
Stamps.com, Inc.*	1,110	217,771
Target Corp.	2,187	386,071
TJX Cos., Inc. (The)	3,585	244,820
Williams-Sonoma, Inc.	2,860	291,262
Zumiez, Inc.*	7,183	264,191

		19,787,681

Semiconductors & Semiconductor Equipment — 5.9%
Amkor Technology, Inc.	15,627	235,655
Analog Devices, Inc.	583	86,127
Applied Materials, Inc.	3,349	289,019

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Axcelis Technologies, Inc.*	3,506	$102,095
Broadcom, Inc.(a)	2,906	1,272,392
Brooks Automation, Inc.	203	13,774
Cirrus Logic, Inc.*	665	54,663
Cohu, Inc.	413	15,768
Enphase Energy, Inc.*	1,775	311,459
First Solar, Inc.*	7,520	743,878
Intel Corp.(a)	21,885	1,090,311
KLA Corp.	2,000	517,820
Lattice Semiconductor Corp.*	1,853	84,904
MACOM Technology Solutions Holdings, Inc.*	10,736	590,909
Marvell Technology Group Ltd. (Bermuda)	203	9,651
Maxim Integrated Products, Inc.	5,700	505,305
Microchip Technology, Inc.	2,982	411,844
Monolithic Power Systems, Inc.	475	173,959
NVIDIA Corp.(a)	2,781	1,452,238
Qorvo, Inc.(a) *	4,841	804,913
QUALCOMM, Inc.(a)	9,485	1,444,945
Rambus, Inc.*	13	227
Skyworks Solutions, Inc.	4,764	728,320
SMART Global Holdings, Inc. (Cayman Islands)*	4,605	173,286
Synaptics, Inc.*	8,253	795,589
Teradyne, Inc.	827	99,149
Texas Instruments, Inc.	3,246	532,766
Ultra Clean Holdings, Inc.*	5,963	185,747
Veeco Instruments, Inc.*	69	1,198

		12,727,911

Software & Services — 12.8%
Accenture PLC, Class A (Ireland)	1,274	332,782
ACI Worldwide, Inc.*	1,240	47,653
Adobe, Inc.(a) *	1,348	674,162
Agilysys, Inc.*	17	652
Alliance Data Systems Corp.	1,613	119,523
Appian Corp.*	1,106	179,272
Automatic Data Processing, Inc.(a)	3,708	653,350
Avalara, Inc.*	455	75,025
Blackbaud, Inc.	3,315	190,811
Blackline, Inc.*	727	96,967
Booz Allen Hamilton Holding Corp.	3,303	287,956
Broadridge Financial Solutions, Inc.	5,473	838,464
CACI International, Inc., Class A*	340	84,772

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cadence Design Systems, Inc.*	7,866	$1,073,158
Cardtronics PLC, Class A (United Kingdom)*	1,113	39,289
CDK Global, Inc.	4,913	254,641
Cerence, Inc.*	841	84,504
CGI, Inc. (Canada)*	1,138	90,255
Cloudera, Inc.*	9,834	136,791
Cornerstone OnDemand, Inc.*	1,472	64,827
Crowdstrike Holdings, Inc., Class A*	1,105	234,061
Digimarc Corp.*	272	12,849
Domo, Inc., Class B*	481	30,673
Elastic NV (Netherlands)*	278	40,624
Envestnet, Inc.*	483	39,746
Fair Isaac Corp.*	19	9,710
FireEye, Inc.*	2,516	58,019
Fiserv, Inc.(a) *	9,289	1,057,646
FleetCor Technologies, Inc.*	833	227,267
Fortinet, Inc.*	4,331	643,283
Gartner, Inc.*	2,325	372,442
GoDaddy, Inc., Class A*	654	54,249
International Business Machines Corp.(a)	5,480	689,822
Intuit, Inc.(a)	995	377,951
Jack Henry & Associates, Inc.	1,574	254,972
KBR, Inc.	1,493	46,178
Lightspeed POS, Inc. (Canada)*	12	845
LiveRamp Holdings, Inc.*	1,095	80,143
Mastercard, Inc., Class A	1,577	562,894
Microsoft Corp.(a)	12,249	2,724,423
MicroStrategy, Inc., Class A*	549	213,314
Model N, Inc.*	868	30,970
NortonLifeLock, Inc.(a)	26,250	545,475
Open Text Corp. (Canada)	4,566	207,570
Oracle Corp.(a)	53,350	3,451,212
Paychex, Inc.	11,575	1,078,558
Paylocity Holding Corp.*	111	22,856
PayPal Holdings, Inc.(a) *	4,603	1,078,023
Progress Software Corp.	1,998	90,290
PTC, Inc.*	4,236	506,668
QAD, Inc., Class A	13	821
Sailpoint Technologies Holdings, Inc.* .	8,469	450,890
salesforce.com, Inc.*	1,990	442,835

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Science Applications International Corp.	1,427	$135,051
ServiceNow, Inc.(a) *	4,323	2,379,509
SolarWinds Corp.*	284	4,246
SPS Commerce, Inc.*	1,742	189,164
SVMK, Inc.*	4,909	125,425
Sykes Enterprises, Inc.*	62	2,336
Synopsys, Inc.*	4,089	1,060,032
Teradata Corp.*	11,169	250,967
Unity Software, Inc.*	253	38,828
Verint Systems, Inc.*	2,303	154,716
VeriSign, Inc.*	1,161	251,240
Virtusa Corp.*	1,509	77,155
Visa, Inc., Class A	5,236	1,145,270
Western Union Co. (The)	20,889	458,305
WEX, Inc.*	747	152,037
Workiva, Inc.*	686	62,851
Zoom Video Communications, Inc.,
Class A*	171	57,682

		27,506,947

Technology Hardware & Equipment — 4.9%
Acacia Communications, Inc.*	1,072	78,213
Amphenol Corp., Class A	745	97,424
Apple, Inc.(a)	25,058	3,324,946
Arrow Electronics, Inc.*	3,382	329,069
Avnet, Inc.	1	35
Badger Meter, Inc.	769	72,332
Belden, Inc.	3,351	140,407
Cambium Networks Corp. (Cayman Islands)*	124	3,110
CDW Corp.	1,023	134,821
Cisco Systems, Inc.(a)	15,122	676,710
Corning, Inc.	11,452	412,272
Dell Technologies, Inc., Class C*	2,599	190,481
Diebold Nixdorf, Inc.*	39,441	420,441
EchoStar Corp., Class A*	12,407	262,904
ePlus, Inc.*	3	264
FLIR Systems, Inc.	1,651	72,363
Hewlett Packard Enterprise Co.	18,303	216,891
HP, Inc.(a)	46,279	1,138,001
II-VI, Inc.*	17	1,291
Inseego Corp.*	32	495
InterDigital, Inc.	1,360	82,525

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Jabil, Inc.	1,066	$45,337
Juniper Networks, Inc.	4,277	96,275
Lumentum Holdings, Inc.*	573	54,320
NCR Corp.*	9,250	347,522
NetApp, Inc.	5,687	376,707
NETGEAR, Inc.*	1,293	52,535
OSI Systems, Inc.*	1,687	157,262
Ribbon Communications, Inc.*	65	426
Sanmina Corp.*	5,577	177,851
ScanSource, Inc.*	3	79
Seagate Technology PLC (Ireland)	3,084	191,701
SYNNEX Corp.	2,407	196,026
TE Connectivity Ltd. (Switzerland)	2,205	266,959
TTM Technologies, Inc.*	10,854	149,731
Ubiquiti, Inc.	613	170,727
Vishay Intertechnology, Inc.	1,751	36,263
Vontier Corp.*	11,151	372,443
Zebra Technologies Corp., Class A*	550	211,382

		10,558,541

Telecommunication Services — 1.3%
AT&T, Inc.(a)	39,984	1,149,940
ATN International, Inc.	14	585
CenturyLink, Inc.	13,317	129,841
Iridium Communications, Inc.*	4,258	167,446
Rogers Communications, Inc., Class B(Canada)	339	15,794
T-Mobile US, Inc.*	4,943	666,564
Verizon Communications, Inc.(a)	11,835	695,306

		2,825,476

Transportation — 1.7%
Alaska Air Group, Inc.	8,661	450,372
ArcBest Corp.	1,454	62,042
Atlas Air Worldwide Holdings, Inc.*	3,007	164,002
CH Robinson Worldwide, Inc.	361	33,887
CSX Corp.	4,913	445,855
Echo Global Logistics, Inc.*	1	27
Expeditors International of Washington, Inc.	2,797	266,023
FedEx Corp.	1,657	430,190
Hub Group, Inc., Class A*	253	14,421
JB Hunt Transport Services, Inc.	53	7,242
Kansas City Southern	69	14,085

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (Continued)
Knight-Swift Transportation Holdings, Inc.	1,349	$56,415
Norfolk Southern Corp.	4,807	1,142,191
Old Dominion Freight Line, Inc.	304	59,335
Schneider National, Inc., Class B	13,680	283,176
TFI International, Inc. (Canada)	37	1,908
United Parcel Service, Inc., Class B	932	156,949
Werner Enterprises, Inc.	2,814	110,365

		3,698,485

Utilities — 1.7%
AES Corp. (The)	312	7,332
American Water Works Co., Inc.	412	63,230
Atmos Energy Corp.	55	5,249
CenterPoint Energy, Inc.	2,611	56,502
Dominion Energy, Inc.(a)	5,680	427,136
Duke Energy Corp.	4,510	412,936
Evergy, Inc.	254	14,100
Exelon Corp.	24,229	1,022,948
IDACORP, Inc.	1,186	113,892
MDU Resources Group, Inc.	7,062	186,013
National Fuel Gas Co.	1,160	47,711
NiSource, Inc.	23,852	547,165
NRG Energy, Inc.	16,422	616,646
ONE Gas, Inc.	990	76,002
Public Service Enterprise Group, Inc.	1,103	64,305
Southern Co. (The)	1,384	85,019

		3,746,186

TOTAL COMMON STOCKS (Cost $152,902,484)		204,635,528

TOTAL LONG POSITIONS - 95.3%		204,635,528

(Cost $152,902,484)

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%		10,155,366

NET ASSETS - 100.0%		$214,790,894

(a)	Security position is either entirely or partially designated as collateral for total return swaps.

*	Non-income producing.

PLC	Public Limited Company

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Over-the-counter total return swaps outstanding as of December 31, 2020

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between August 27, 2024 and November 3, 2025, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 4.0% of net assets as of December 31, 2020.

The following table represents the individual long and short positions and related values of total return swaps as of December 31, 2020:

Total Return Swaps

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Long

Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	5,762	$73,342	$200,345	$127,061
American Axle & Manufacturing
Holdings, Inc.	Morgan Stanley	31,774	271,847	264,995	(7,062)
BorgWarner, Inc.	Morgan Stanley	11,720	368,222	452,861	103,507
Cooper Tire & Rubber Co.	Morgan Stanley	247	9,528	10,004	542
Ford Motor Co.	Morgan Stanley	50,722	432,545	445,846	14,221
General Motors Co.	Morgan Stanley	17,179	726,728	715,334	(9,869)
Gentherm, Inc.	Morgan Stanley	1,913	67,965	124,766	59,288
Harley-Davidson, Inc.	Morgan Stanley	782	26,771	28,699	1,861
Magna International, Inc. (Canada)	Morgan Stanley	2,674	98,575	189,319	94,691
Standard Motor Products, Inc.	Morgan Stanley	36	1,532	1,457	(34)
Thor Industries, Inc.	Morgan Stanley	1,294	117,754	120,329	4,340
Visteon Corp.	Morgan Stanley	1,180	80,597	148,114	68,407
Winnebago Industries, Inc.	Morgan Stanley	1,105	59,652	66,234	6,735

		126,388	2,335,058	2,768,303	463,688

Capital Goods
3M Co.	Morgan Stanley	5,826	889,889	1,018,327	152,437
A.O. Smith Corp.	Morgan Stanley	1,006	55,708	55,149	(414)
AAR Corp.	Morgan Stanley	589	12,250	21,333	9,139
Acuity Brands, Inc.	Morgan Stanley	1,202	96,579	145,550	49,588
Advanced Drainage Systems, Inc.	Morgan Stanley	1,448	80,766	121,024	42,612
AECOM	Morgan Stanley	3,837	128,874	191,006	62,428
AeroVironment, Inc.	Morgan Stanley	283	24,514	24,593	160
AGCO Corp.	Morgan Stanley	423	38,213	43,607	6,018
Albany International Corp., Class A	Morgan Stanley	299	11,964	21,952	10,236
Altra Industrial Motion Corp.	Morgan Stanley	2,859	59,222	158,474	100,009
AMETEK, Inc.	Morgan Stanley	2,596	225,284	313,960	98,818
Apogee Enterprises, Inc.	Morgan Stanley	1,343	31,191	42,546	11,678
Applied Industrial Technologies, Inc.	Morgan Stanley	439	22,404	34,238	12,293
Atkore International Group, Inc.	Morgan Stanley	4,135	119,536	169,990	50,731
Ballard Power Systems, Inc. (Canada)	Morgan Stanley	2,652	21,306	62,057	40,826
Barnes Group, Inc.	Morgan Stanley	975	35,277	49,423	14,657
Bloom Energy Corp., Class A	Morgan Stanley	245	1,515	7,022	5,586
BMC Stock Holdings, Inc.	Morgan Stanley	131	4,020	7,032	3,051
Carrier Global Corp.	Morgan Stanley	1,704	63,991	64,275	680

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Capital Goods — (continued)
Colfax Corp.	Morgan Stanley	18,333	$410,082	$701,054	$291,846
Cubic Corp.	Morgan Stanley	2,401	147,527	148,958	1,269
Cummins, Inc.	Morgan Stanley	1,922	424,267	436,486	13,426
Curtiss-Wright Corp.	Morgan Stanley	432	36,771	50,263	13,754
Deere & Co.	Morgan Stanley	1,716	234,323	461,690	234,376
Donaldson Co., Inc.	Morgan Stanley	1,709	94,970	95,499	776
Dover Corp.	Morgan Stanley	3,322	309,671	419,403	124,120
Dycom Industries, Inc.	Morgan Stanley	1,826	106,792	137,900	31,831
EMCOR Group, Inc.	Morgan Stanley	308	21,629	28,170	7,239
Emerson Electric Co.	Morgan Stanley	4,593	235,602	369,139	140,764
EnPro Industries, Inc.	Morgan Stanley	617	28,327	46,596	18,739
Flowserve Corp.	Morgan Stanley	4,699	106,610	173,158	69,898
Fortive Corp.	Morgan Stanley	5,169	325,764	366,068	41,488
Fortune Brands Home & Security, Inc.	Morgan Stanley	4,998	230,948	428,429	201,343
Franklin Electric Co., Inc.	Morgan Stanley	800	39,459	55,368	16,294
Fuelcell Energy, Inc.	Morgan Stanley	18,957	26,733	211,750	185,103
Generac Holdings, Inc.	Morgan Stanley	871	183,163	198,074	16,547
Gibraltar Industries, Inc.	Morgan Stanley	1,596	75,849	114,816	39,857
GMS, Inc.	Morgan Stanley	773	18,322	23,561	5,308
Herc Holdings, Inc.	Morgan Stanley	3,003	113,807	199,429	88,232
Honeywell International, Inc.	Morgan Stanley	3,638	424,387	773,803	360,272
Howmet Aerospace, Inc.	Morgan Stanley	46,214	646,407	1,318,948	673,900
Hubbell, Inc.	Morgan Stanley	89	9,696	13,954	4,558
Huntington Ingalls Industries, Inc.	Morgan Stanley	225	33,017	38,358	5,642
Illinois Tool Works, Inc.	Morgan Stanley	576	112,226	117,435	6,660
ITT, Inc.	Morgan Stanley	280	10,651	21,566	11,109
Jacobs Engineering Group, Inc.	Morgan Stanley	329	35,116	35,848	836
John Bean Technologies Corp.	Morgan Stanley	715	65,217	81,417	17,186
Johnson Controls International PLC
(Ireland)	Morgan Stanley	3,608	155,348	168,097	14,310
L3Harris Technologies, Inc.	Morgan Stanley	4,611	848,038	871,571	27,190
Lennox International, Inc.	Morgan Stanley	517	145,544	141,642	(3,184)
Lockheed Martin Corp.	Morgan Stanley	3,486	1,283,477	1,237,460	(32,478)
Masco Corp.	Morgan Stanley	10,399	447,241	571,217	130,897
Masonite International Corp. (Canada)	Morgan Stanley	269	23,982	26,453	2,559
Middleby Corp. (The)	Morgan Stanley	947	65,891	122,087	56,363
MRC Global, Inc.	Morgan Stanley	9,868	116,322	65,425	(51,904)
Mueller Industries, Inc.	Morgan Stanley	2,728	74,534	95,780	22,636
Northrop Grumman Corp.	Morgan Stanley	673	205,283	205,076	(553)
NOW, Inc.	Morgan Stanley	12,208	86,972	87,653	(215)
nVent Electric PLC (Ireland)	Morgan Stanley	3,606	57,987	83,984	27,465
Otis Worldwide Corp.	Morgan Stanley	470	29,941	31,749	2,141
Owens Corning	Morgan Stanley	3,390	129,865	256,826	129,318
PACCAR, Inc.	Morgan Stanley	930	77,915	80,240	3,972
Parker-Hannifin Corp.	Morgan Stanley	1,962	483,601	534,468	52,381
Pentair PLC (Ireland)	Morgan Stanley	11,662	525,651	619,135	96,858
Quanta Services, Inc.	Morgan Stanley	8,050	260,590	579,761	321,289

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Capital Goods — (continued)
Regal Beloit Corp.	Morgan Stanley	2,821	$198,438	$346,447	$160,586
Rexnord Corp.	Morgan Stanley	1,436	33,109	56,708	31,271
Simpson Manufacturing Co., Inc.	Morgan Stanley	1,976	131,727	184,657	54,623
SiteOne Landscape Supply, Inc.	Morgan Stanley	633	39,040	100,413	61,484
Snap-on, Inc.	Morgan Stanley	4,006	600,083	685,587	103,849
SPX FLOW, Inc.	Morgan Stanley	7,504	237,859	434,932	201,590
Stanley Black & Decker, Inc.	Morgan Stanley	2,650	476,445	473,184	(3,067)
Systemax, Inc.	Morgan Stanley	2,867	63,314	102,897	51,099
Terex Corp.	Morgan Stanley	1,872	24,436	65,314	40,959
Textainer Group Holdings Ltd.
(Bermuda)	Morgan Stanley	397	7,375	7,614	286
Toro Co. (The)	Morgan Stanley	450	37,894	42,678	5,065
TPI Composites, Inc.	Morgan Stanley	2,753	77,518	145,303	69,005
Trane Technologies PLC (Ireland)	Morgan Stanley	2,575	232,965	373,787	144,845
TransDigm Group, Inc.	Morgan Stanley	1,154	374,513	714,153	340,441
UFP Industries, Inc.	Morgan Stanley	2,818	123,652	156,540	34,181
United Rentals, Inc.	Morgan Stanley	2,379	254,769	551,714	314,505
Univar Solutions, Inc.	Morgan Stanley	6,693	90,185	127,234	37,266
Valmont Industries, Inc.	Morgan Stanley	439	47,304	76,794	30,196
Watsco, Inc.	Morgan Stanley	660	151,819	149,523	(1,272)
Watts Water Technologies, Inc., Class A.	Morgan Stanley	216	16,430	26,287	10,071
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	1,153	58,282	84,400	27,274

		288,939	14,725,175	20,303,488	5,806,208

Commercial & Professional Services
ABM Industries, Inc.	Morgan Stanley	2,979	108,505	112,725	4,851
Cimpress PLC (Ireland)	Morgan Stanley	2,346	135,021	205,838	71,126
Cintas Corp.	Morgan Stanley	636	192,649	224,801	35,319
Clarivate PLC (Jersey)	Morgan Stanley	2,321	52,023	68,957	17,072
Clean Harbors, Inc.	Morgan Stanley	794	37,525	60,423	23,007
CoreLogic, Inc.	Morgan Stanley	736	57,225	56,908	(169)
Deluxe Corp.	Morgan Stanley	43	997	1,256	317
Healthcare Services Group, Inc.	Morgan Stanley	5,723	131,853	160,816	33,223
Herman Miller, Inc.	Morgan Stanley	563	19,287	19,029	209
ICF International, Inc.	Morgan Stanley	2	147	149	33
IHS Markit Ltd. (Bermuda)	Morgan Stanley	1,145	92,997	102,855	10,185
KAR Auction Services, Inc.	Morgan Stanley	4,429	79,305	82,424	3,312
Kforce, Inc.	Morgan Stanley	194	8,021	8,165	213
ManpowerGroup, Inc.	Morgan Stanley	1,245	74,728	112,274	40,485
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	8,384	114,221	174,974	62,602
Republic Services, Inc.	Morgan Stanley	4,269	341,952	411,105	75,049
Ritchie Bros Auctioneers, Inc. (Canada)	Morgan Stanley	11	768	765	29
Robert Half International, Inc.	Morgan Stanley	354	15,779	22,118	6,648
Steelcase, Inc., Class A	Morgan Stanley	6,467	84,204	87,628	5,224
Tetra Tech, Inc.	Morgan Stanley	192	14,757	22,230	8,208
Thomson Reuters Corp. (Canada)	Morgan Stanley	1,405	115,292	115,055	125

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Commercial & Professional Services — (continued)
TransUnion	Morgan Stanley	822	$48,264	$81,559	$33,610
TriNet Group, Inc.	Morgan Stanley	422	19,300	34,013	14,784
UniFirst Corp.	Morgan Stanley	92	13,558	19,475	6,072
Verisk Analytics, Inc.	Morgan Stanley	663	124,576	137,632	13,681
Waste Management, Inc.	Morgan Stanley	1,361	147,140	160,503	14,456

		47,598	2,030,094	2,483,677	479,671

Consumer Durables & Apparel
Brunswick Corp.	Morgan Stanley	3,246	109,520	247,475	140,906
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	12,075	147,157	507,150	360,326
Carter’s, Inc.	Morgan Stanley	2,507	200,680	235,833	37,254
Cavco Industries, Inc.	Morgan Stanley	505	85,245	88,602	3,564
Crocs, Inc.	Morgan Stanley	2,020	109,051	126,573	17,807
Deckers Outdoor Corp.	Morgan Stanley	291	72,660	83,453	11,079
DR Horton, Inc.	Morgan Stanley	5,155	190,229	355,283	167,518
Garmin Ltd. (Switzerland)	Morgan Stanley	2,245	171,446	268,637	102,154
Hanesbrands, Inc.	Morgan Stanley	4,650	55,226	67,797	13,206
Hasbro, Inc.	Morgan Stanley	35	3,203	3,274	109
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	164	31,359	36,439	6,349
Kontoor Brands, Inc.	Morgan Stanley	4,498	94,268	182,439	90,167
La-Z-Boy, Inc.	Morgan Stanley	2,103	57,464	83,784	26,813
Leggett & Platt, Inc.	Morgan Stanley	455	13,315	20,157	7,447
Lovesac Co. (The)	Morgan Stanley	8	360	345	16
Mattel, Inc.	Morgan Stanley	3,606	31,630	62,925	32,557
Mohawk Industries, Inc.	Morgan Stanley	3,338	252,924	470,491	218,119
Newell Brands, Inc.	Morgan Stanley	2,382	46,406	50,570	4,694
NIKE, Inc., Class B	Morgan Stanley	5,396	589,352	763,372	177,037
Polaris, Inc.	Morgan Stanley	3,176	302,825	302,609	2,736
PulteGroup, Inc.	Morgan Stanley	4,807	145,535	207,278	64,386
PVH Corp.	Morgan Stanley	3,430	164,974	322,043	163,751
Skyline Champion Corp.	Morgan Stanley	692	10,168	21,410	11,294
Smith & Wesson Brands, Inc.	Morgan Stanley	5,448	87,992	96,702	9,169
Steven Madden Ltd.	Morgan Stanley	9,361	202,098	330,631	128,979
Sturm Ruger & Co., Inc.	Morgan Stanley	2,282	157,291	148,490	(6,464)
Tempur Sealy International, Inc.	Morgan Stanley	10,177	114,534	274,779	162,160
TopBuild Corp.	Morgan Stanley	189	27,798	34,791	7,871
Tupperware Brands Corp.	Morgan Stanley	4,270	61,677	138,305	77,376
Whirlpool Corp.	Morgan Stanley	136	14,286	24,547	10,755
YETI Holdings, Inc.	Morgan Stanley	1,172	60,363	80,247	20,038

		99,819	3,611,036	5,636,431	2,069,173

Consumer Services
Adtalem Global Education, Inc.	Morgan Stanley	3,418	95,012	116,041	21,301
Bloomin’ Brands, Inc.	Morgan Stanley	17,962	163,058	348,822	186,130
Boyd Gaming Corp.	Morgan Stanley	9,202	124,950	394,950	270,288
Darden Restaurants, Inc.	Morgan Stanley	813	96,001	96,845	1,072
Dine Brands Global, Inc.	Morgan Stanley	5,951	206,453	345,158	139,159

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Consumer Services — (continued)
Hilton Worldwide Holdings, Inc.	Morgan Stanley	574	$29,485	$63,863	$34,470
Hyatt Hotels Corp., Class A	Morgan Stanley	900	32,666	66,825	34,257
Jack in the Box, Inc.	Morgan Stanley	2,697	210,462	250,282	41,021
Laureate Education, Inc., Class A	Morgan Stanley	13,413	162,984	195,293	32,659
Marriott International, Inc., Class A	Morgan Stanley	1,044	58,219	137,724	79,658
McDonald’s Corp.	Morgan Stanley	2,358	369,247	505,980	145,412
MGM Resorts International	Morgan Stanley	22,201	301,466	699,554	398,899
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	1,468	24,715	37,331	12,516
Papa John’s International, Inc.	Morgan Stanley	3,479	288,633	295,193	7,975
Perdoceo Education Corp.	Morgan Stanley	10,663	149,908	134,674	(15,130)
Scientific Games Corp.	Morgan Stanley	603	8,970	25,018	16,098
Service Corp. International	Morgan Stanley	3,597	164,151	176,613	13,604
Strategic Education, Inc.	Morgan Stanley	1,517	169,694	144,616	(23,000)
Wingstop, Inc.	Morgan Stanley	1,469	193,210	194,716	11,908
Wyndham Hotels & Resorts, Inc.	Morgan Stanley	1,786	46,206	106,160	60,508
Yum! Brands, Inc.	Morgan Stanley	2,980	259,225	323,509	67,792

		108,095	3,154,715	4,659,167	1,536,597

Diversified Financials
Berkshire Hathaway, Inc., Class B	Morgan Stanley	5,925	1,307,768	1,373,830	73,448
BlackRock, Inc.	Morgan Stanley	1,028	566,445	741,743	193,385
Cboe Global Markets, Inc.	Morgan Stanley	1,761	150,816	163,984	14,424
Federated Hermes, Inc.	Morgan Stanley	2,414	55,742	69,740	16,647
Invesco Ltd. (Bermuda)	Morgan Stanley	5,653	88,792	98,532	10,089
Moody’s Corp.	Morgan Stanley	158	43,268	45,858	3,474
Nasdaq, Inc.	Morgan Stanley	3,018	376,129	400,609	26,652
S&P Global, Inc.	Morgan Stanley	3,402	1,166,696	1,118,339	(47,556)
Sprott, Inc. (Canada)	Morgan Stanley	56	1,812	1,623	(148)
T Rowe Price Group, Inc.	Morgan Stanley	2,003	254,956	303,234	52,699

		25,418	4,012,424	4,317,492	343,114

Energy
Antero Midstream Corp.	Morgan Stanley	13,741	54,638	105,943	59,899
Apache Corp.	Morgan Stanley	15,374	75,944	218,157	143,553
Cactus, Inc., Class A	Morgan Stanley	1,902	34,793	49,585	15,717
Canadian Natural Resources Ltd.
(Canada)	Morgan Stanley	12,267	188,341	295,021	126,641
Cenovus Energy, Inc. (Canada)	Morgan Stanley	10,582	20,188	63,915	43,823
Chevron Corp.	Morgan Stanley	12,827	799,981	1,083,240	348,787
Concho Resources, Inc.	Morgan Stanley	2,112	75,593	123,235	49,096
ConocoPhillips	Morgan Stanley	13,197	386,475	527,748	154,549
Core Laboratories NV (Netherlands)	Morgan Stanley	2,557	24,583	67,786	43,314
Crescent Point Energy Corp. (Canada)	Morgan Stanley	34,927	95,037	81,729	(12,369)
Denbury, Inc.	Morgan Stanley	20	501	514	45
DHT Holdings, Inc. (Marshall Islands)	Morgan Stanley	18,327	100,075	95,850	1,222
DMC Global, Inc.	Morgan Stanley	172	3,991	7,439	3,499
Enbridge, Inc. (Canada)	Morgan Stanley	49	1,583	1,568	5

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Energy — (continued)
Enerplus Corp. (Canada)	Morgan Stanley	2,305	$7,346	$7,215	$(115)
EOG Resources, Inc.	Morgan Stanley	8,479	324,025	422,848	108,897
EQT Corp.	Morgan Stanley	14,623	199,432	185,858	(13,133)
Halliburton Co.	Morgan Stanley	27,353	214,362	516,972	306,312
HollyFrontier Corp.	Morgan Stanley	1,009	19,578	26,083	7,486
Kinder Morgan, Inc.	Morgan Stanley	24,123	333,768	329,761	4,297
Kosmos Energy Ltd.	Morgan Stanley	72,181	117,239	169,625	52,658
Magnolia Oil & Gas Corp., Class A	Morgan Stanley	5,527	32,313	39,021	7,257
Marathon Petroleum Corp.	Morgan Stanley	6,138	191,589	253,868	67,370
Murphy Oil Corp.	Morgan Stanley	10,955	93,785	132,556	46,194
NexGen Energy Ltd. (Canada)	Morgan Stanley	852	2,053	2,352	333
Range Resources Corp.	Morgan Stanley	14,825	63,641	99,328	36,159
Renewable Energy Group, Inc.	Morgan Stanley	2,253	50,639	159,557	109,053
Schlumberger NV (Curacao)	Morgan Stanley	2,963	52,077	64,682	13,427
SM Energy Co.	Morgan Stanley	18,815	112,283	115,148	3,126
Transocean Ltd. (Switzerland)	Morgan Stanley	537	469	1,240	804
Vermilion Energy, Inc. (Canada)	Morgan Stanley	4,279	19,654	19,042	(542)
Williams Cos., Inc. (The)	Morgan Stanley	6,370	118,841	127,719	16,149
World Fuel Services Corp.	Morgan Stanley	5,386	141,782	167,828	27,091

		367,027	3,956,599	5,562,433	1,770,604

Food & Staples Retailing
BJ’s Wholesale Club Holdings, Inc.	Morgan Stanley	1,822	73,992	67,924	(5,884)
Casey’s General Stores, Inc.	Morgan Stanley	432	76,065	77,164	1,331
Costco Wholesale Corp.	Morgan Stanley	715	216,336	269,398	62,508
Ingles Markets, Inc., Class A	Morgan Stanley	106	4,137	4,522	424
Kroger Co. (The)	Morgan Stanley	5,905	186,138	187,543	2,405
Sprouts Farmers Market, Inc.	Morgan Stanley	10,101	191,512	203,030	10,180
Sysco Corp.	Morgan Stanley	6,356	341,270	471,997	137,153
Walgreens Boots Alliance, Inc.	Morgan Stanley	5,429	203,533	216,509	15,962
Walmart, Inc.	Morgan Stanley	8,355	988,030	1,204,373	239,556

		39,221	2,281,013	2,702,460	463,635

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	10,229	390,506	419,389	70,227
Archer-Daniels-Midland Co.	Morgan Stanley	6,444	267,847	324,842	71,609
B&G Foods, Inc.	Morgan Stanley	1,554	42,568	43,092	1,378
Bunge Ltd. (Bermuda)	Morgan Stanley	71	2,286	4,656	2,513
Campbell Soup Co.	Morgan Stanley	3,305	157,160	159,797	2,991
Celsius Holdings, Inc.	Morgan Stanley	571	19,035	28,727	11,425
Coca-Cola Co. (The)	Morgan Stanley	11,317	469,549	620,624	169,720
Coca-Cola Consolidated, Inc.	Morgan Stanley	135	34,866	35,946	1,190
Conagra Brands, Inc.	Morgan Stanley	9,535	338,926	345,739	9,401
Constellation Brands, Inc., Class A	Morgan Stanley	2,532	313,017	554,635	250,290
Flowers Foods, Inc.	Morgan Stanley	1,096	26,395	24,802	(1,311)
General Mills, Inc.	Morgan Stanley	4,697	277,356	276,184	438
Hershey Co. (The)	Morgan Stanley	1,044	155,843	159,033	3,730
JM Smucker Co. (The)	Morgan Stanley	2,961	329,398	342,292	16,466

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Food, Beverage & Tobacco — (continued)
Kellogg Co.	Morgan Stanley	2,199	$141,649	$136,844	$(3,682)
Kraft Heinz Co. (The)	Morgan Stanley	20,881	659,482	723,735	80,653
McCormick & Co., Inc., non-voting shares	Morgan Stanley	1,495	119,596	142,922	25,160
Molson Coors Beverage Co., Class B	Morgan Stanley	2,615	128,537	118,172	(8,720)
Monster Beverage Corp.	Morgan Stanley	6,713	548,057	620,818	74,919
National Beverage Corp.	Morgan Stanley	125	10,611	10,613	55
PepsiCo, Inc.	Morgan Stanley	1,849	230,315	274,207	49,883
Philip Morris International, Inc.	Morgan Stanley	3,183	243,361	263,520	29,426
TreeHouse Foods, Inc.	Morgan Stanley	1,171	50,144	49,756	(436)
Tyson Foods, Inc., Class A	Morgan Stanley	11,265	696,169	725,917	39,522
Vector Group Ltd.	Morgan Stanley	174	2,056	2,027	6

		107,161	5,654,729	6,408,289	896,853

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	657	68,283	71,935	5,980
Align Technology, Inc.	Morgan Stanley	238	106,648	127,182	22,201
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	3,907	30,942	56,417	25,569
AmerisourceBergen Corp.	Morgan Stanley	2,355	239,952	230,225	(9,123)
Anthem, Inc.	Morgan Stanley	267	70,031	85,731	16,410
Cardinal Health, Inc.	Morgan Stanley	4,905	248,886	262,712	21,033
Centene Corp.	Morgan Stanley	935	55,772	56,128	502
Cerner Corp.	Morgan Stanley	2,032	123,676	159,471	37,722
Cigna Corp.	Morgan Stanley	195	38,131	40,595	3,444
Community Health Systems, Inc.	Morgan Stanley	7,356	61,231	54,655	(6,419)
CONMED Corp.	Morgan Stanley	1,065	61,910	119,280	58,111
CVS Health Corp.	Morgan Stanley	3,750	244,250	256,125	13,305
Danaher Corp.	Morgan Stanley	5,190	1,123,314	1,152,907	32,918
DaVita, Inc.	Morgan Stanley	1,056	58,075	123,974	66,050
DENTSPLY SIRONA, Inc.	Morgan Stanley	2,891	117,437	151,373	34,959
Ensign Group, Inc. (The)	Morgan Stanley	1,138	65,827	82,983	17,422
Envista Holdings Corp.	Morgan Stanley	4,959	148,328	167,267	19,277
Hanger, Inc.	Morgan Stanley	19	426	418	24
HCA Healthcare, Inc.	Morgan Stanley	1,763	166,229	289,943	127,857
Hologic, Inc.	Morgan Stanley	10,785	554,138	785,472	232,504
Humana, Inc.	Morgan Stanley	2,197	883,621	901,363	20,821
IDEXX Laboratories, Inc.	Morgan Stanley	1,052	414,718	525,863	112,823
Integer Holdings Corp.	Morgan Stanley	86	4,608	6,982	2,414
Laboratory Corp. of America Holdings	Morgan Stanley	1,856	371,114	377,789	7,468
McKesson Corp.	Morgan Stanley	850	128,440	147,832	20,324
MEDNAX, Inc.	Morgan Stanley	3,625	49,229	88,958	40,256
Medtronic PLC (Ireland)	Morgan Stanley	5,744	504,085	672,852	180,587
Meridian Bioscience, Inc.	Morgan Stanley	1,669	31,382	31,194	(93)
National Research Corp.	Morgan Stanley	3	147	128	6
NextGen Healthcare, Inc.	Morgan Stanley	8,836	132,877	161,169	28,964
Patterson Cos., Inc.	Morgan Stanley	8,602	130,071	254,877	130,164
Quest Diagnostics, Inc.	Morgan Stanley	3,455	428,043	411,732	(15,400)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Health Care Equipment & Services — (continued)
Quidel Corp.	Morgan Stanley	631	$116,513	$113,359	$(2,883)
ResMed, Inc.	Morgan Stanley	1,941	340,820	412,579	76,514
Schrodinger, Inc.	Morgan Stanley	998	80,384	79,022	(1,167)
Select Medical Holdings Corp.	Morgan Stanley	6,215	90,192	171,907	81,931
STERIS PLC (Ireland)	Morgan Stanley	1,664	252,128	315,395	65,442
Stryker Corp.	Morgan Stanley	1,460	273,062	357,758	92,861
Teladoc Health, Inc.	Morgan Stanley	1,135	123,230	226,955	104,009
Tenet Healthcare Corp.	Morgan Stanley	3,287	59,619	131,250	71,784
Tivity Health, Inc.	Morgan Stanley	7,457	76,683	146,083	69,588
UnitedHealth Group, Inc.	Morgan Stanley	565	156,883	198,134	48,821
Universal Health Services, Inc., Class B .	Morgan Stanley	2,128	198,956	292,600	94,084
Varian Medical Systems, Inc.	Morgan Stanley	4,188	724,684	732,942	9,802
West Pharmaceutical Services, Inc.	Morgan Stanley	625	129,893	177,069	47,779
Zimmer Biomet Holdings, Inc.	Morgan Stanley	168	14,243	25,887	11,866

		125,900	9,299,111	11,236,472	2,018,511

Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	463	42,214	40,387	(1,999)
Clorox Co. (The)	Morgan Stanley	1,938	414,255	391,321	(20,449)
Colgate-Palmolive Co.	Morgan Stanley	7,436	495,095	635,852	157,052
Edgewell Personal Care Co.	Morgan Stanley	1,305	34,232	45,127	11,191
elf Beauty, Inc.	Morgan Stanley	4,277	46,480	107,738	61,384
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	1,556	270,359	414,192	147,640
Kimberly-Clark Corp.	Morgan Stanley	1,678	230,484	226,245	3,236
Procter & Gamble Co. (The)	Morgan Stanley	3,080	330,414	428,551	113,712

		21,733	1,863,533	2,289,413	471,767

Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	1,111	79,377	78,337	(1,142)
Alcoa Corp.	Morgan Stanley	2,872	35,399	66,200	30,904
Allegheny Technologies, Inc.	Morgan Stanley	14,775	108,045	247,777	139,984
Amcor PLC (Jersey)	Morgan Stanley	39,367	373,813	463,349	99,764
Ashland Global Holdings, Inc.	Morgan Stanley	23	1,000	1,822	873
Avient Corp.	Morgan Stanley	11,156	235,517	449,364	218,639
Axalta Coating Systems Ltd. (Bermuda)	Morgan Stanley	3,057	55,472	87,277	31,951
Ball Corp.	Morgan Stanley	154	14,140	14,350	270
Barrick Gold Corp. (Canada)	Morgan Stanley	1,271	29,339	28,953	(294)
Berry Global Group, Inc.	Morgan Stanley	393	21,157	22,083	1,054
Boise Cascade Co.	Morgan Stanley	1,595	48,101	76,241	31,024
Cabot Corp.	Morgan Stanley	501	12,653	22,485	10,415
Carpenter Technology Corp.	Morgan Stanley	5,301	109,737	154,365	46,698
Celanese Corp.	Morgan Stanley	86	5,825	11,175	5,552
CF Industries Holdings, Inc.	Morgan Stanley	6,079	155,810	235,318	83,839
Chemours Co. (The)	Morgan Stanley	23,035	267,321	571,038	321,608
Coeur Mining, Inc.	Morgan Stanley	2,419	17,513	25,037	9,692
Commercial Metals Co.	Morgan Stanley	22,584	412,727	463,875	58,860
Compass Minerals International, Inc.	Morgan Stanley	691	31,904	42,649	12,262
Dow, Inc.	Morgan Stanley	7,635	254,863	423,743	186,969

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Materials — (continued)
DuPont de Nemours, Inc.	Morgan Stanley	3,537	$118,003	$251,516	$136,970
Eastman Chemical Co.	Morgan Stanley	2,980	189,069	298,834	131,479
Ecolab, Inc.	Morgan Stanley	376	69,858	81,351	13,943
Ferro Corp.	Morgan Stanley	1,379	15,143	20,175	5,096
First Majestic Silver Corp. (Canada)	Morgan Stanley	1,798	11,130	24,165	13,089
FMC Corp.	Morgan Stanley	2,722	236,660	312,839	82,527
Forterra, Inc.	Morgan Stanley	38	658	653	28
Franco-Nevada Corp. (Canada)	Morgan Stanley	1,202	160,014	150,647	(8,851)
Freeport-McMoRan, Inc.	Morgan Stanley	11,494	121,762	299,074	184,318
Greif, Inc., Class A	Morgan Stanley	52	2,437	2,438	123
Hecla Mining Co.	Morgan Stanley	49,595	264,527	321,376	60,325
IAMGOLD Corp. (Canada)	Morgan Stanley	13,669	49,621	50,165	629
Ingevity Corp.	Morgan Stanley	1,680	78,287	127,226	49,131
Innospec, Inc.	Morgan Stanley	193	15,206	17,511	2,577
International Paper Co.	Morgan Stanley	3,155	153,288	156,867	4,089
Kaiser Aluminum Corp.	Morgan Stanley	925	79,284	91,483	13,800
Kinross Gold Corp. (Canada)	Morgan Stanley	23,239	176,040	170,574	(6,658)
Kraton Corp.	Morgan Stanley	2,456	36,385	68,252	31,973
Linde PLC (Ireland)	Morgan Stanley	2,735	481,310	720,700	253,070
Louisiana-Pacific Corp.	Morgan Stanley	758	24,211	28,175	4,101
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	432	17,596	39,597	23,428
Martin Marietta Materials, Inc.	Morgan Stanley	467	110,262	132,614	23,257
Minerals Technologies, Inc.	Morgan Stanley	1,955	88,446	121,445	34,746
Mosaic Co. (The)	Morgan Stanley	7,517	135,554	172,966	39,898
NewMarket Corp.	Morgan Stanley	41	14,940	16,330	1,530
Newmont Corp.	Morgan Stanley	9,934	618,475	594,947	(18,006)
Nucor Corp.	Morgan Stanley	3,471	143,621	184,622	46,379
O-I Glass, Inc.	Morgan Stanley	8,636	94,652	102,768	8,368
Pan American Silver Corp. (Canada)	Morgan Stanley	4,006	104,582	138,247	35,098
PPG Industries, Inc.	Morgan Stanley	3,798	480,950	547,748	71,296
Pretium Resources, Inc. (Canada)	Morgan Stanley	9,123	113,276	104,732	(8,345)
Reliance Steel & Aluminum Co.	Morgan Stanley	513	48,245	61,432	15,370
Royal Gold, Inc.	Morgan Stanley	5	534	532	29
RPM International, Inc.	Morgan Stanley	2,955	258,953	268,255	10,420
Scotts Miracle-Gro Co. (The)	Morgan Stanley	1,377	232,040	274,216	44,833
Sealed Air Corp.	Morgan Stanley	3,241	112,774	148,405	37,021
Sensient Technologies Corp.	Morgan Stanley	1,031	47,452	76,057	29,607
Sherwin-Williams Co. (The)	Morgan Stanley	1,141	792,827	838,532	49,436
Sonoco Products Co.	Morgan Stanley	726	34,117	43,016	11,174
Southern Copper Corp.	Morgan Stanley	576	15,708	37,509	22,497
SSR Mining, Inc. (Canada)	Morgan Stanley	2,239	27,437	45,026	17,677
Summit Materials, Inc., Class A	Morgan Stanley	2,092	25,770	42,007	16,322
Trinseo SA (Luxembourg)	Morgan Stanley	337	6,722	17,258	15,113
Worthington Industries, Inc.	Morgan Stanley	3,115	135,086	159,924	26,189

		336,816	8,212,625	10,847,644	2,814,018

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	4,189	$317,683	$388,949	$77,637
Alphabet, Inc., Class A	Morgan Stanley	1,730	2,133,472	3,032,067	903,013
Charter Communications, Inc., Class A .	Morgan Stanley	188	110,776	124,371	13,854
Discovery, Inc., Class A	Morgan Stanley	202	3,650	6,078	2,467
DISH Network Corp., Class A	Morgan Stanley	17,778	518,718	574,941	57,081
Facebook, Inc., Class A	Morgan Stanley	13,960	2,444,965	3,813,314	1,384,205
Fox Corp., Class A	Morgan Stanley	10,069	252,039	293,209	46,392
Gray Television, Inc.	Morgan Stanley	2,616	46,425	46,800	502
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	12,492	209,456	293,812	95,895
Lions Gate Entertainment Corp., Class B (Canada)	Morgan Stanley	2,249	20,421	23,345	2,997
Madison Square Garden Sports Corp.	Morgan Stanley	919	163,841	169,188	5,715
MSG Networks, Inc., Class A	Morgan Stanley	7,371	122,601	108,649	(13,732)
Netflix, Inc.	Morgan Stanley	955	418,329	516,397	104,338
News Corp., Class A	Morgan Stanley	24,673	234,631	443,374	211,981
Pinterest, Inc., Class A	Morgan Stanley	468	17,046	30,841	13,861
Roku, Inc.	Morgan Stanley	264	68,681	87,653	20,310
Sciplay Corp., Class A	Morgan Stanley	181	2,561	2,507	(18)
Snap, Inc., Class A	Morgan Stanley	2,839	106,747	142,149	36,623
Twitter, Inc.	Morgan Stanley	21,155	624,026	1,145,543	523,160
ViacomCBS, Inc., Class B	Morgan Stanley	1,088	38,765	40,539	2,137
Walt Disney Co. (The)	Morgan Stanley	10,078	984,687	1,825,932	844,271
Zillow Group, Inc., Class C	Morgan Stanley	6,485	487,308	841,753	358,951

		141,949	9,326,828	13,951,411	4,691,640

Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	1,023	95,341	121,215	26,329
Alexion Pharmaceuticals, Inc.	Morgan Stanley	715	84,389	111,712	32,905
Biogen, Inc.	Morgan Stanley	1,183	259,106	289,669	32,809
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	111	59,470	64,706	5,390
Blueprint Medicines Corp.	Morgan Stanley	30	3,392	3,365	(52)
Bristol-Myers Squibb Co.	Morgan Stanley	1,943	115,642	120,524	6,285
Charles River Laboratories International, Inc	Morgan Stanley	381	39,786	95,197	55,524
Denali Therapeutics, Inc.	Morgan Stanley	133	4,633	11,140	6,548
Emergent BioSolutions, Inc.	Morgan Stanley	378	33,213	33,869	(438)
Gilead Sciences, Inc.	Morgan Stanley	4,967	287,811	289,377	2,268
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	973	68,377	71,175	2,743
Innoviva, Inc.	Morgan Stanley	12,792	144,640	158,493	13,989
Intellia Therapeutics, Inc.	Morgan Stanley	394	20,745	21,434	623
Johnson & Johnson	Morgan Stanley	6,090	788,606	958,444	196,922
Luminex Corp.	Morgan Stanley	938	20,514	21,687	1,347
Merck & Co., Inc.	Morgan Stanley	4,653	323,537	380,615	73,679
Mettler-Toledo International, Inc.	Morgan Stanley	92	103,702	104,851	1,166
NantKwest, Inc.	Morgan Stanley	86	384	1,146	794
Natera, Inc.	Morgan Stanley	5,896	215,382	586,770	371,861
Novavax, Inc.	Morgan Stanley	10,565	348,303	1,178,103	830,548

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Ocular Therapeutix, Inc.	Morgan Stanley	4,598	$93,875	$95,179	$1,528
PerkinElmer, Inc.	Morgan Stanley	4,614	433,458	662,109	231,643
Pfizer, Inc.	Morgan Stanley	30,525	964,305	1,123,625	160,767
Prestige Consumer Healthcare, Inc.	Morgan Stanley	2,713	99,377	94,602	(4,572)
TG Therapeutics, Inc.	Morgan Stanley	3,842	48,271	199,861	151,721
Thermo Fisher Scientific, Inc.	Morgan Stanley	1,933	875,982	900,353	25,823
Vanda Pharmaceuticals, Inc.	Morgan Stanley	170	1,500	2,234	767
Viatris, Inc.	Morgan Stanley	13,859	205,021	259,718	58,084
Waters Corp.	Morgan Stanley	163	28,852	40,329	11,568
Zoetis, Inc.	Morgan Stanley	3,658	582,099	605,399	24,780

		119,418	6,349,713	8,606,901	2,323,349

Retailing
Advance Auto Parts, Inc.	Morgan Stanley	1,668	250,988	262,727	13,222
Amazon.com, Inc.	Morgan Stanley	927	2,173,061	3,019,174	850,613
American Eagle Outfitters, Inc.	Morgan Stanley	2,797	53,854	56,136	2,424
Asbury Automotive Group, Inc.	Morgan Stanley	369	27,318	53,778	26,547
AutoNation, Inc.	Morgan Stanley	2,376	95,868	165,821	71,562
AutoZone, Inc.	Morgan Stanley	203	224,755	240,644	16,383
Best Buy Co., Inc.	Morgan Stanley	4,282	237,739	427,301	198,181
Booking Holdings, Inc.	Morgan Stanley	980	1,270,052	2,182,725	918,182
Buckle, Inc. (The)	Morgan Stanley	3,869	84,195	112,975	38,564
Camping World Holdings, Inc., Class A	Morgan Stanley	16,376	362,680	426,595	83,691
Dollar General Corp.	Morgan Stanley	720	128,403	151,416	23,832
eBay, Inc.	Morgan Stanley	22,778	664,426	1,144,595	493,029
Etsy, Inc.	Morgan Stanley	2,378	297,705	423,070	126,011
Expedia Group, Inc.	Morgan Stanley	1,902	238,314	251,825	14,124
Foot Locker, Inc.	Morgan Stanley	4,938	148,898	199,693	54,180
Gap, Inc. (The)	Morgan Stanley	19,381	284,162	391,302	107,084
Genuine Parts Co.	Morgan Stanley	1,862	141,873	187,001	49,373
Guess?, Inc.	Morgan Stanley	13,179	126,521	298,109	174,465
Home Depot, Inc. (The)	Morgan Stanley	3,352	597,424	890,358	309,278
L Brands, Inc.	Morgan Stanley	15,065	447,445	560,267	113,447
Lands’ End, Inc.	Morgan Stanley	8	167	173	36
LKQ Corp.	Morgan Stanley	10,723	270,137	377,879	112,954
Lowe’s Cos., Inc.	Morgan Stanley	6,763	745,954	1,085,529	348,917
Macy’s, Inc.	Morgan Stanley	23,781	142,688	267,536	125,173
Murphy USA, Inc.	Morgan Stanley	1,178	130,424	154,165	24,479
National Vision Holdings, Inc.	Morgan Stanley	1,885	34,913	85,372	50,562
ODP Corp. (The)	Morgan Stanley	4,461	55,763	130,707	84,506
O’Reilly Automotive, Inc.	Morgan Stanley	543	242,253	245,746	3,879
Overstock.com, Inc.	Morgan Stanley	239	12,193	11,465	(672)
Pool Corp.	Morgan Stanley	131	41,700	48,798	7,926
Qurate Retail, Inc., Series A	Morgan Stanley	17,708	129,835	194,257	94,756
RH	Morgan Stanley	1,322	121,103	591,621	470,798
Shoe Carnival, Inc.	Morgan Stanley	1,030	36,835	40,355	3,697

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Retailing — (continued)
Shutterstock, Inc.	Morgan Stanley	1,723	$118,653	$123,539	$5,365
Signet Jewelers Ltd. (Bermuda)	Morgan Stanley	16,912	125,623	461,190	335,856
Sleep Number Corp.	Morgan Stanley	2,421	64,343	198,183	134,003
Sonic Automotive, Inc., Class A	Morgan Stanley	7,043	207,017	271,649	67,621
Stamps.com, Inc.	Morgan Stanley	654	61,077	128,308	66,948
Target Corp.	Morgan Stanley	1,785	274,760	315,106	42,069
TJX Cos., Inc. (The)	Morgan Stanley	2,948	187,930	201,319	13,816
Williams-Sonoma, Inc.	Morgan Stanley	2,331	85,340	237,389	155,728
Zumiez, Inc.	Morgan Stanley	2,878	77,933	105,853	28,111

		227,869	11,022,322	16,721,651	5,860,720

Semiconductors & Semiconductor Equipment
Amkor Technology, Inc.	Morgan Stanley	15,793	146,256	238,158	98,692
Analog Devices, Inc.	Morgan Stanley	241	33,175	35,603	4,446
Applied Materials, Inc.	Morgan Stanley	10,232	422,705	883,022	467,916
Axcelis Technologies, Inc.	Morgan Stanley	1,640	40,506	47,757	7,449
Broadcom, Inc.	Morgan Stanley	1,176	412,804	514,912	115,890
Brooks Automation, Inc.	Morgan Stanley	479	12,283	32,500	20,417
Cirrus Logic, Inc.	Morgan Stanley	1,194	65,750	98,147	32,563
Cohu, Inc.	Morgan Stanley	326	8,855	12,447	3,668
Enphase Energy, Inc.	Morgan Stanley	1,446	37,382	253,730	216,455
First Solar, Inc.	Morgan Stanley	6,203	499,210	613,601	118,824
Intel Corp.	Morgan Stanley	20,348	943,594	1,013,737	96,251
KLA Corp.	Morgan Stanley	1,497	252,162	387,588	139,102
Lattice Semiconductor Corp.	Morgan Stanley	1,509	26,370	69,142	42,857
MACOM Technology Solutions Holdings, Inc	Morgan Stanley	8,715	303,306	479,674	177,535
Marvell Technology Group Ltd. (Bermuda)	Morgan Stanley	165	7,706	7,844	185
Maxim Integrated Products, Inc.	Morgan Stanley	4,612	256,417	408,854	158,697
Microchip Technology, Inc.	Morgan Stanley	2,419	262,930	334,088	72,648
Monolithic Power Systems, Inc.	Morgan Stanley	325	62,197	119,025	57,473
NVIDIA Corp.	Morgan Stanley	2,047	647,578	1,068,943	423,703
Qorvo, Inc.	Morgan Stanley	768	109,591	127,695	18,361
QUALCOMM, Inc.	Morgan Stanley	5,031	727,383	766,423	44,716
Rambus, Inc.	Morgan Stanley	14	243	244	33
Skyworks Solutions, Inc.	Morgan Stanley	3,882	354,510	593,480	245,321
SMART Global Holdings, Inc. (Cayman Islands)	Morgan Stanley	1,185	27,250	44,592	17,428
Synaptics, Inc.	Morgan Stanley	6,668	401,107	642,795	242,544
Teradyne, Inc.	Morgan Stanley	675	59,541	80,926	27,390
Texas Instruments, Inc.	Morgan Stanley	2,661	391,799	436,750	50,442
Ultra Clean Holdings, Inc.	Morgan Stanley	4,833	92,325	150,548	59,176
Veeco Instruments, Inc.	Morgan Stanley	58	982	1,007	58

		106,142	6,605,917	9,463,232	2,960,240

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	2,943	508,303	768,741	269,234

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Software & Services — (continued)
ACI Worldwide, Inc.	Morgan Stanley	1,664	$41,990	$63,948	$24,326
Adobe, Inc.	Morgan Stanley	931	313,836	465,612	152,453
Agilysys, Inc.	Morgan Stanley	13	517	499	14
Alliance Data Systems Corp.	Morgan Stanley	2,372	153,371	175,765	18,828
Appian Corp.	Morgan Stanley	881	130,886	142,801	11,665
Automatic Data Processing, Inc.	Morgan Stanley	3,117	418,794	549,215	139,921
Avalara, Inc.	Morgan Stanley	366	63,923	60,350	(4,211)
Blackbaud, Inc.	Morgan Stanley	3,083	153,623	177,457	24,388
Blackline, Inc.	Morgan Stanley	592	80,300	78,961	(1,143)
Booz Allen Hamilton Holding Corp.	Morgan Stanley	2,674	232,403	233,119	1,557
Broadridge Financial Solutions, Inc.	Morgan Stanley	3,712	483,179	568,678	91,134
CACI International, Inc., Class A	Morgan Stanley	294	62,312	73,303	11,150
Cadence Design Systems, Inc.	Morgan Stanley	5,008	469,609	683,241	218,058
Cardtronics PLC, Class A (United
Kingdom)	Morgan Stanley	1,504	26,856	53,091	26,322
CDK Global, Inc.	Morgan Stanley	3,408	163,406	176,637	13,876
Cerence, Inc.	Morgan Stanley	685	58,700	68,829	11,963
CGI, Inc. (Canada)	Morgan Stanley	920	62,942	72,965	10,471
Cloudera, Inc.	Morgan Stanley	8,007	104,388	111,377	7,235
Cornerstone OnDemand, Inc.	Morgan Stanley	1,124	38,698	49,501	10,913
Crowdstrike Holdings, Inc., Class A	Morgan Stanley	901	168,034	190,850	22,175
Digimarc Corp.	Morgan Stanley	220	10,935	10,393	(519)
Domo, Inc., Class B	Morgan Stanley	390	25,543	24,870	(589)
Elastic NV (Netherlands)	Morgan Stanley	225	32,171	32,879	347
Envestnet, Inc.	Morgan Stanley	397	30,274	32,669	2,656
Fair Isaac Corp.	Morgan Stanley	15	7,628	7,666	84
FireEye, Inc.	Morgan Stanley	2,055	45,918	47,388	1,596
Fiserv, Inc.	Morgan Stanley	7,314	712,917	832,772	121,163
FleetCor Technologies, Inc.	Morgan Stanley	609	127,214	166,153	45,765
Fortinet, Inc.	Morgan Stanley	3,509	359,545	521,192	162,417
Gartner, Inc.	Morgan Stanley	1,815	208,263	290,745	82,941
GoDaddy, Inc., Class A	Morgan Stanley	492	22,304	40,811	18,584
International Business Machines Corp.	Morgan Stanley	4,465	515,061	562,054	63,040
Intuit, Inc.	Morgan Stanley	824	238,899	312,996	84,359
Jack Henry & Associates, Inc.	Morgan Stanley	1,194	200,082	193,416	(5,770)
KBR, Inc.	Morgan Stanley	1,217	17,127	37,642	20,946
Lightspeed POS, Inc. (Canada)	Morgan Stanley	8	551	563	46
LiveRamp Holdings, Inc.	Morgan Stanley	885	38,857	64,773	26,027
Mastercard, Inc., Class A	Morgan Stanley	1,047	258,345	373,716	116,770
Microsoft Corp.	Morgan Stanley	6,601	1,135,939	1,468,194	521,254
MicroStrategy, Inc., Class A	Morgan Stanley	448	53,609	174,070	120,602
Model N, Inc.	Morgan Stanley	712	21,728	25,404	3,975
NortonLifeLock, Inc.	Morgan Stanley	21,388	383,128	444,443	73,142
Nuance Communications, Inc.	Morgan Stanley	2	30	88	89
Open Text Corp. (Canada)	Morgan Stanley	3,732	156,053	169,657	14,542
Oracle Corp.	Morgan Stanley	39,986	1,968,594	2,586,694	645,411
Paychex, Inc.	Morgan Stanley	9,440	569,811	879,619	328,245

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Software & Services — (continued)
Paylocity Holding Corp.	Morgan Stanley	96	$8,771	$19,767	$11,045
PayPal Holdings, Inc.	Morgan Stanley	3,122	479,297	731,172	273,702
Progress Software Corp.	Morgan Stanley	5,021	193,784	226,899	38,266
PTC, Inc.	Morgan Stanley	3,325	195,679	397,703	202,457
QAD, Inc., Class A	Morgan Stanley	7	421	442	54
Sailpoint Technologies Holding, Inc.	Morgan Stanley	6,857	152,264	365,067	213,147
salesforce.com, Inc.	Morgan Stanley	1,704	407,483	379,191	(33,626)
Science Applications International
Corp.	Morgan Stanley	1,165	84,504	110,256	27,089
ServiceNow, Inc.	Morgan Stanley	3,158	940,323	1,738,258	800,412
SolarWinds Corp.	Morgan Stanley	235	3,941	3,513	(388)
SPS Commerce, Inc.	Morgan Stanley	181	12,285	19,655	7,426
SVMK, Inc.	Morgan Stanley	3,113	46,922	79,537	32,743
Sykes Enterprises, Inc.	Morgan Stanley	51	1,929	1,921	27
Synopsys, Inc.	Morgan Stanley	3,285	634,821	851,603	220,155
Teradata Corp.	Morgan Stanley	9,108	191,198	204,657	13,883
Unity Software, Inc.	Morgan Stanley	208	31,151	31,922	776
Verint Systems, Inc.	Morgan Stanley	1,880	98,644	126,298	28,118
VeriSign, Inc.	Morgan Stanley	957	193,617	207,095	14,413
Virtusa Corp.	Morgan Stanley	1,234	41,833	63,094	21,424
Visa, Inc., Class A	Morgan Stanley	2,611	420,838	571,104	153,606
Western Union Co. (The)	Morgan Stanley	9,248	181,302	202,901	27,396
WEX, Inc.	Morgan Stanley	610	56,823	124,153	67,478
Workiva, Inc.	Morgan Stanley	564	44,463	51,674	7,333
Zoom Video Communications, Inc., Class A	Morgan Stanley	139	49,666	46,887	(2,646)

		211,068	15,348,555	20,620,576	5,631,742

Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	1,913	130,961	250,163	121,034
Apple, Inc.	Morgan Stanley	30,018	1,909,782	3,983,088	2,134,051
Arrow Electronics, Inc.	Morgan Stanley	2,859	162,281	278,181	116,265
Avnet, Inc.	Morgan Stanley	193	4,075	6,776	2,874
Badger Meter, Inc.	Morgan Stanley	1,393	73,087	131,025	62,773
Belden, Inc.	Morgan Stanley	691	21,427	28,953	7,689
Cambium Networks Corp. (Cayman
Islands)	Morgan Stanley	100	2,602	2,508	(58)
CDW Corp.	Morgan Stanley	760	86,474	100,160	14,283
Cisco Systems, Inc.	Morgan Stanley	18,089	716,821	809,483	120,434
Corning, Inc.	Morgan Stanley	7,334	183,823	264,024	86,839
Dell Technologies, Inc., Class C	Morgan Stanley	2,125	149,664	155,741	6,463
Diebold Nixdorf, Inc.	Morgan Stanley	8,722	53,187	92,977	39,930
EchoStar Corp., Class A	Morgan Stanley	4,137	153,882	87,663	(68,976)
ePlus, Inc.	Morgan Stanley	1	86	88	33
FLIR Systems, Inc.	Morgan Stanley	1,342	51,580	58,820	10,074
Hewlett Packard Enterprise Co.	Morgan Stanley	39,758	502,124	471,132	(4,606)
HP, Inc.	Morgan Stanley	39,883	658,777	980,723	346,183

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Technology Hardware & Equipment — (continued)
II-VI, Inc.	Morgan Stanley	15	$1,140	$1,139	$33
Inseego Corp.	Morgan Stanley	22	342	340	30
InterDigital, Inc.	Morgan Stanley	1,002	47,452	60,801	14,239
Jabil, Inc.	Morgan Stanley	869	37,192	36,958	(126)
Juniper Networks, Inc.	Morgan Stanley	10,530	236,659	237,030	10,095
Lumentum Holdings, Inc.	Morgan Stanley	348	23,359	32,990	9,710
NCR Corp.	Morgan Stanley	7,515	150,716	282,339	131,964
NetApp, Inc.	Morgan Stanley	6,245	273,874	413,669	161,982
NETGEAR, Inc.	Morgan Stanley	1,073	36,160	43,596	7,575
OSI Systems, Inc.	Morgan Stanley	238	20,576	22,186	1,684
Ribbon Communications, Inc.	Morgan Stanley	53	339	348	41
Sanmina Corp.	Morgan Stanley	4,657	118,998	148,512	29,960
ScanSource, Inc.	Morgan Stanley	3	78	79	32
Seagate Technology PLC (Ireland)	Morgan Stanley	2,508	124,381	155,897	35,803
SYNNEX Corp.	Morgan Stanley	1,960	112,395	159,622	47,490
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	1,795	101,690	217,321	118,726
TTM Technologies, Inc.	Morgan Stanley	9,224	108,053	127,245	20,001
Ubiquiti, Inc.	Morgan Stanley	503	86,452	140,091	54,245
Vishay Intertechnology, Inc.	Morgan Stanley	1,387	20,538	28,725	10,105
Vontier Corp.	Morgan Stanley	9,106	266,220	304,140	38,499
Zebra Technologies Corp., Class A	Morgan Stanley	451	99,430	173,333	75,584

		218,822	6,726,677	10,287,866	3,762,957

Telecommunication Services
AT&T, Inc.	Morgan Stanley	10,069	284,480	289,584	25,120
ATN International, Inc.	Morgan Stanley	8	366	334	1
CenturyLink, Inc.	Morgan Stanley	9,684	96,865	94,419	243
Iridium Communications, Inc.	Morgan Stanley	3,448	90,388	135,593	48,793
Rogers Communications, Inc., Class B (Canada)	Morgan Stanley	270	12,618	12,579	(193)
T-Mobile US, Inc.	Morgan Stanley	2,099	199,672	283,050	88,249
Verizon Communications, Inc.	Morgan Stanley	10,443	552,596	613,526	81,342

		36,021	1,236,985	1,429,085	243,555

Transportation
Alaska Air Group, Inc.	Morgan Stanley	7,709	314,040	400,868	87,504
ArcBest Corp.	Morgan Stanley	3,740	106,114	159,586	55,747
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	1,428	80,252	77,883	(2,173)
CH Robinson Worldwide, Inc.	Morgan Stanley	292	26,938	27,410	957
CSX Corp.	Morgan Stanley	7,333	381,389	665,470	293,256
Echo Global Logistics, Inc.	Morgan Stanley	10,709	205,934	287,215	81,845
Expeditors International of Washington, Inc	Morgan Stanley	5,784	404,319	550,116	162,848
FedEx Corp.	Morgan Stanley	1,350	366,199	350,487	(15,195)
Hub Group, Inc., Class A	Morgan Stanley	1,368	55,971	77,976	22,784
JB Hunt Transport Services, Inc.	Morgan Stanley	44	6,061	6,013	(5)
Kansas City Southern	Morgan Stanley	56	6,738	11,431	7,467

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Transportation — (continued)
Knight-Swift Transportation Holdings, Inc	Morgan Stanley	1,099	$42,154	$45,960	$4,800
Norfolk Southern Corp.	Morgan Stanley	3,916	561,243	930,481	381,785
Schneider National, Inc., Class B	Morgan Stanley	2,219	49,730	45,933	479
TFI International, Inc. (Canada)	Morgan Stanley	30	1,531	1,547	57
United Parcel Service, Inc., Class B	Morgan Stanley	770	116,519	129,668	17,847
Werner Enterprises, Inc.	Morgan Stanley	2,248	91,820	88,167	(3,181)

		50,095	2,816,952	3,856,211	1,096,822

Utilities
AES Corp. (The)	Morgan Stanley	188	4,328	4,418	127
American Water Works Co., Inc.	Morgan Stanley	471	67,515	72,284	5,075
Atmos Energy Corp.	Morgan Stanley	36	3,404	3,435	31
CenterPoint Energy, Inc.	Morgan Stanley	2,144	47,298	46,396	(797)
Dominion Energy, Inc.	Morgan Stanley	4,638	351,783	348,778	6,829
Duke Energy Corp.	Morgan Stanley	3,735	325,074	341,977	21,568
Evergy, Inc.	Morgan Stanley	210	11,398	11,657	313
Exelon Corp.	Morgan Stanley	17,574	683,821	741,974	65,791
IDACORP, Inc.	Morgan Stanley	973	88,619	93,437	5,213
MDU Resources Group, Inc.	Morgan Stanley	5,124	109,265	134,966	30,624
National Fuel Gas Co.	Morgan Stanley	950	39,008	39,074	630
NiSource, Inc.	Morgan Stanley	19,412	456,363	445,311	(9,661)
NRG Energy, Inc.	Morgan Stanley	2,706	84,758	101,610	17,484
ONE Gas, Inc.	Morgan Stanley	799	60,980	61,339	625
Public Service Enterprise Group, Inc.	Morgan Stanley	901	51,496	52,528	1,804
Southern Co. (The)	Morgan Stanley	1,119	68,100	68,740	686

		60,980	2,453,210	2,567,924	146,342

Total Reference Entity — Long			123,023,271	166,720,126	45,851,206

Short
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(530)	(64,583)	(69,054)	(4,631)
Dana, Inc.	Morgan Stanley	(11,686)	(193,494)	(228,111)	(39,256)
Dorman Products, Inc.	Morgan Stanley	(4,572)	(374,882)	(396,941)	(24,028)
Fox Factory Holding Corp.	Morgan Stanley	(1,949)	(164,620)	(206,029)	(45,089)
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	(4,386)	(44,296)	(47,851)	(5,202)
LCI Industries	Morgan Stanley	(2,565)	(286,886)	(332,629)	(55,907)
Patrick Industries, Inc.	Morgan Stanley	(3,412)	(175,334)	(233,210)	(65,879)
Tenneco, Inc., Class A	Morgan Stanley	(18,084)	(239,070)	(191,690)	47,248
XPEL, Inc.	Morgan Stanley	(852)	(41,812)	(43,929)	(2,239)

		(48,036)	(1,584,977)	(1,749,444)	(194,983)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Capital Goods
AAON, Inc.	Morgan Stanley	(1,693)	$(94,990)	$(112,805)	$(18,652)
Aerojet Rocketdyne Holdings, Inc.	Morgan Stanley	(3,534)	(185,637)	(186,772)	(1,654)
Alamo Group, Inc.	Morgan Stanley	(1,194)	(134,949)	(164,712)	(31,908)
Allison Transmission Holdings, Inc.	Morgan Stanley	(6,581)	(322,083)	(283,839)	35,363
American Woodmark Corp.	Morgan Stanley	(3,410)	(281,464)	(320,029)	(40,251)
Argan, Inc.	Morgan Stanley	(3,404)	(144,085)	(151,444)	(19,839)
Armstrong World Industries, Inc.	Morgan Stanley	(5,921)	(457,131)	(440,463)	14,459
Astec Industries, Inc.	Morgan Stanley	(1,357)	(42,014)	(78,543)	(39,540)
Axon Enterprise, Inc.	Morgan Stanley	(2,443)	(218,260)	(299,341)	(89,446)
Beacon Roofing Supply, Inc.	Morgan Stanley	(5,875)	(204,264)	(236,116)	(33,662)
Boeing Co. (The)	Morgan Stanley	(6,479)	(1,874,925)	(1,386,895)	474,462
Builders FirstSource, Inc.	Morgan Stanley	(21,789)	(797,153)	(889,209)	(94,385)
BWX Technologies, Inc.	Morgan Stanley	(1,773)	(109,180)	(106,876)	1,919
Carlisle Cos, Inc.	Morgan Stanley	(1,094)	(149,943)	(170,861)	(24,530)
CIRCOR International, Inc.	Morgan Stanley	(431)	(15,249)	(16,568)	(1,332)
Construction Partners, Inc., Class A	Morgan Stanley	(2,141)	(40,886)	(62,324)	(23,253)
Encore Wire Corp.	Morgan Stanley	(24)	(1,401)	(1,454)	(27)
Enerpac Tool Group Corp.	Morgan Stanley	(338)	(7,464)	(7,642)	(169)
EnerSys	Morgan Stanley	(1,973)	(135,246)	(163,877)	(33,048)
Federal Signal Corp.	Morgan Stanley	(3,757)	(125,473)	(124,620)	(774)
Gates Industrial Corp. PLC (United Kingdom)	Morgan Stanley	(6,269)	(64,657)	(79,992)	(15,774)
GATX Corp.	Morgan Stanley	(2,613)	(201,701)	(217,349)	(17,607)
Graco, Inc.	Morgan Stanley	(1,211)	(74,900)	(87,616)	(14,060)
GrafTech International Ltd.	Morgan Stanley	(1,910)	(19,211)	(20,361)	(1,175)
Great Lakes Dredge & Dock Corp.	Morgan Stanley	(183)	(2,280)	(2,410)	(106)
Helios Technologies, Inc.	Morgan Stanley	(2,174)	(97,160)	(115,852)	(20,298)
Hexcel Corp.	Morgan Stanley	(8,417)	(384,337)	(408,140)	(34,920)
Hillenbrand, Inc.	Morgan Stanley	(5,572)	(119,613)	(221,766)	(111,965)
Hyster-Yale Materials Handling, Inc.	Morgan Stanley	(3,408)	(193,409)	(202,946)	(16,850)
JELD-WEN Holding, Inc.	Morgan Stanley	(3,311)	(56,506)	(83,967)	(30,226)
Kaman Corp.	Morgan Stanley	(1,527)	(82,654)	(87,237)	(5,020)
Kennametal, Inc.	Morgan Stanley	(25,736)	(817,548)	(932,673)	(130,509)
Kratos Defense & Security Solutions, Inc	Morgan Stanley	(19,678)	(397,364)	(539,768)	(146,880)
Maxar Technologies, Inc.	Morgan Stanley	(4,298)	(149,536)	(165,860)	(16,735)
Mercury Systems, Inc.	Morgan Stanley	(1,089)	(85,454)	(95,897)	(11,046)
Meritor, Inc.	Morgan Stanley	(23,969)	(603,278)	(668,975)	(69,331)
Moog, Inc., Class A	Morgan Stanley	(3,754)	(333,847)	(297,692)	32,164
Mueller Water Products, Inc., Class A	Morgan Stanley	(35,027)	(369,151)	(433,634)	(76,545)
Navistar International Corp.	Morgan Stanley	(8,271)	(364,153)	(363,593)	(488)
Nordson Corp.	Morgan Stanley	(445)	(93,202)	(89,423)	4,521
NV5 Global, Inc.	Morgan Stanley	(4,448)	(300,205)	(350,413)	(51,914)
Oshkosh Corp.	Morgan Stanley	(5,720)	(462,583)	(492,320)	(32,447)
Parsons Corp.	Morgan Stanley	(7,305)	(247,260)	(265,975)	(19,416)
PGT Innovations, Inc.	Morgan Stanley	(20,519)	(332,287)	(417,356)	(88,017)
Primoris Services Corp.	Morgan Stanley	(3,605)	(73,218)	(99,534)	(29,377)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Capital Goods — (continued)
Proto Labs, Inc.	Morgan Stanley	(5,234)	$(774,823)	$(802,896)	$(31,213)
Raytheon Technologies Corp.	Morgan Stanley	(1,752)	(129,341)	(125,285)	4,759
Resideo Technologies, Inc.	Morgan Stanley	(31,228)	(380,747)	(663,907)	(294,779)
REV Group, Inc.	Morgan Stanley	(13,990)	(161,277)	(123,252)	35,427
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	(2,106)	(96,104)	(111,070)	(17,089)
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	(16,408)	(500,169)	(641,389)	(152,997)
SPX Corp.	Morgan Stanley	(1,191)	(64,356)	(64,957)	(882)
Sunrun, Inc.	Morgan Stanley	(2,308)	(148,783)	(160,129)	(20,492)
Trex Co., Inc.	Morgan Stanley	(24,309)	(1,778,924)	(2,035,149)	(266,236)
Triumph Group, Inc.	Morgan Stanley	(5,808)	(82,688)	(72,948)	9,312
Vicor Corp.	Morgan Stanley	(3,352)	(153,198)	(309,121)	(159,180)
Welbilt, Inc.	Morgan Stanley	(27,036)	(284,780)	(356,875)	(72,907)
WESCO International, Inc.	Morgan Stanley	(11,687)	(560,230)	(917,430)	(372,180)
WillScot Mobile Mini Holdings Corp.	Morgan Stanley	(4,364)	(96,107)	(101,114)	(5,261)
Xylem, Inc.	Morgan Stanley	(1,616)	(145,607)	(164,493)	(24,986)

		(428,059)	(16,624,445)	(18,595,154)	(2,198,992)

Commercial & Professional Services
Brink’s Co. (The)	Morgan Stanley	(3,464)	(286,031)	(249,408)	34,248
Casella Waste Systems, Inc., Class A	Morgan Stanley	(2,631)	(119,157)	(162,990)	(46,362)
Covanta Holding Corp.	Morgan Stanley	(15,655)	(266,586)	(205,550)	45,740
Equifax, Inc.	Morgan Stanley	(3,291)	(633,965)	(634,636)	(2,588)
Forrester Research, Inc.	Morgan Stanley	(2,811)	(98,081)	(117,781)	(20,146)
Harsco Corp.	Morgan Stanley	(9,198)	(138,988)	(165,380)	(26,773)
HNI Corp.	Morgan Stanley	(2,018)	(70,952)	(69,540)	(2,528)
Insperity, Inc.	Morgan Stanley	(13,121)	(1,239,016)	(1,068,312)	145,587
Knoll, Inc.	Morgan Stanley	(247)	(3,452)	(3,626)	(154)
Korn Ferry	Morgan Stanley	(8,330)	(352,437)	(362,355)	(14,470)
MSA Safety, Inc.	Morgan Stanley	(960)	(138,630)	(143,414)	(6,104)
Pitney Bowes, Inc.	Morgan Stanley	(22)	(135)	(136)	30
US Ecology, Inc.	Morgan Stanley	(11,816)	(678,317)	(429,275)	243,829
Viad Corp.	Morgan Stanley	(337)	(11,322)	(12,189)	(870)

		(73,901)	(4,037,069)	(3,624,592)	349,439

Consumer Durables & Apparel
Acushnet Holdings Corp.	Morgan Stanley	(2,431)	(86,515)	(98,553)	(14,126)
Callaway Golf Co.	Morgan Stanley	(17,227)	(350,075)	(413,620)	(73,576)
Canada Goose Holdings, Inc. (Canada)	Morgan Stanley	(19,347)	(730,944)	(575,960)	154,057
Columbia Sportswear Co.	Morgan Stanley	(5,995)	(602,228)	(523,843)	74,846
G-III Apparel Group Ltd.	Morgan Stanley	(8,321)	(190,669)	(197,541)	(7,405)
Gildan Activewear, Inc. (Canada)	Morgan Stanley	(5,677)	(206,760)	(159,013)	46,236
GoPro, Inc., Class A	Morgan Stanley	(33,731)	(158,396)	(279,293)	(134,655)
Levi Strauss & Co., Class A	Morgan Stanley	(18,068)	(353,128)	(362,805)	(14,718)
Lululemon Athletica, Inc.	Morgan Stanley	(1,174)	(443,000)	(408,587)	42,909
Malibu Boats, Inc., Class A	Morgan Stanley	(2,051)	(117,159)	(128,064)	(12,011)
Oxford Industries, Inc.	Morgan Stanley	(2,510)	(124,404)	(164,430)	(40,899)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Consumer Durables & Apparel — (continued)
Purple Innovation, Inc.	Morgan Stanley	(1,136)	$(37,287)	$(37,420)	$(212)
Skechers U.S.A., Inc., Class A	Morgan Stanley	(29,689)	(1,026,837)	(1,067,023)	(43,195)
Under Armour, Inc., Class C	Morgan Stanley	(17,978)	(196,704)	(267,513)	(77,754)
Wolverine World Wide, Inc.	Morgan Stanley	(21,612)	(621,815)	(675,375)	(69,767)

		(186,947)	(5,245,921)	(5,359,040)	(170,270)

Consumer Services
Aramark	Morgan Stanley	(27,651)	(1,102,841)	(1,064,010)	26,039
Bright Horizons Family Solutions, Inc.	Morgan Stanley	(5,008)	(839,656)	(866,334)	(29,133)
Caesars Entertainment, Inc.	Morgan Stanley	(10,613)	(691,935)	(788,227)	(99,468)
Carnival Corp. (Panama)	Morgan Stanley	(9,223)	(195,476)	(199,770)	(7,136)
Cheesecake Factory, Inc. (The)	Morgan Stanley	(12,517)	(339,585)	(463,880)	(126,014)
Chegg, Inc.	Morgan Stanley	(2,999)	(233,260)	(270,900)	(47,158)
Churchill Downs, Inc.	Morgan Stanley	(1,459)	(253,984)	(284,199)	(31,476)
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	(6,281)	(793,464)	(828,590)	(36,829)
Dave & Buster’s Entertainment, Inc.	Morgan Stanley	(31,491)	(539,347)	(945,360)	(419,651)
Denny’s Corp.	Morgan Stanley	(20,609)	(250,499)	(302,540)	(52,752)
frontdoor, Inc.	Morgan Stanley	(3,081)	(151,047)	(154,697)	(4,778)
Graham Holdings Co., Class B	Morgan Stanley	(85)	(55,071)	(45,337)	10,006
Las Vegas Sands Corp.	Morgan Stanley	(5,332)	(267,493)	(317,787)	(51,055)
Monarch Casino & Resort, Inc.	Morgan Stanley	(4,130)	(181,266)	(252,839)	(72,204)
Planet Fitness, Inc., Class A	Morgan Stanley	(12)	(934)	(932)	18
Stride, Inc.	Morgan Stanley	(5,542)	(149,254)	(117,657)	31,339
WW International, Inc.	Morgan Stanley	(2,114)	(66,893)	(51,582)	19,503
Wynn Resorts Ltd.	Morgan Stanley	(2,350)	(196,404)	(265,151)	(69,297)

		(150,497)	(6,308,409)	(7,219,792)	(960,046)

Diversified Financials
CME Group, Inc.	Morgan Stanley	(2,891)	(527,312)	(526,307)	(18,423)
Franklin Resources, Inc.	Morgan Stanley	(24,383)	(589,944)	(609,331)	(27,671)
Intercontinental Exchange, Inc.	Morgan Stanley	(12,703)	(1,302,418)	(1,464,529)	(181,251)
WisdomTree Investments, Inc.	Morgan Stanley	(707)	(3,794)	(3,782)	32

		(40,684)	(2,423,468)	(2,603,949)	(227,313)

Energy
Archrock, Inc.	Morgan Stanley	(10,907)	(115,287)	(94,455)	12,842
Cabot Oil & Gas Corp.	Morgan Stanley	(35,317)	(685,578)	(574,961)	103,771
Cameco Corp. (Canada)	Morgan Stanley	(578)	(7,389)	(7,745)	(802)
ChampionX Corp.	Morgan Stanley	(28,807)	(252,564)	(440,747)	(195,647)
CNX Resources Corp.	Morgan Stanley	(47,171)	(512,413)	(509,447)	1,480
Delek US Holdings, Inc.	Morgan Stanley	(57,760)	(1,045,819)	(928,203)	76,266
Diamondback Energy, Inc.	Morgan Stanley	(3,461)	(344,231)	(167,512)	169,580
Dril-Quip, Inc.	Morgan Stanley	(8,141)	(241,525)	(241,136)	(653)
Equitrans Midstream Corp.	Morgan Stanley	(29,571)	(431,762)	(237,751)	167,411
Hess Corp.	Morgan Stanley	(4,615)	(330,142)	(243,626)	88,466
Liberty Oilfield Services, Inc., Class A	Morgan Stanley	(8,264)	(78,924)	(85,202)	(6,790)
Marathon Oil Corp.	Morgan Stanley	(50,826)	(517,637)	(339,009)	175,601

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Energy — (continued)
National Energy Services Reunited Corp. (British Virgin Islands)	Morgan Stanley	(19)	$(179)	$(189)	$21
Occidental Petroleum Corp.	Morgan Stanley	(13,356)	(529,259)	(231,192)	282,983
ONEOK, Inc.	Morgan Stanley	(5,655)	(413,977)	(217,039)	203,586
Pembina Pipeline Corp. (Canada)	Morgan Stanley	(39,780)	(1,051,695)	(941,195)	72,443
Pioneer Natural Resources Co.	Morgan Stanley	(4,152)	(573,283)	(472,871)	89,611
RPC, Inc.	Morgan Stanley	(45,399)	(209,965)	(143,007)	68,083
SFL Corp. Ltd. (Bermuda)	Morgan Stanley	(38,537)	(528,342)	(242,012)	221,667
Southwestern Energy Co.	Morgan Stanley	(436,101)	(1,151,061)	(1,299,581)	(151,897)
Suncor Energy, Inc. (Canada)	Morgan Stanley	(23,880)	(413,300)	(400,706)	335
Talos Energy, Inc.	Morgan Stanley	(4,111)	(50,984)	(33,875)	16,991
Targa Resources Corp.	Morgan Stanley	(5,115)	(205,139)	(134,934)	67,909
TC Energy Corp. (Canada)	Morgan Stanley	(20,661)	(891,273)	(841,316)	29,278
WPX Energy, Inc.	Morgan Stanley	(22,575)	(209,273)	(183,986)	24,698

		(944,759)	(10,791,001)	(9,011,697)	1,517,233

Food & Staples Retailing
Chefs’ Warehouse, Inc. (The)	Morgan Stanley	(720)	(18,090)	(18,497)	(429)
Grocery Outlet Holding Corp.	Morgan Stanley	(35,837)	(1,453,488)	(1,406,602)	42,613
Performance Food Group Co.	Morgan Stanley	(4,477)	(188,287)	(213,150)	(25,944)
PriceSmart, Inc.	Morgan Stanley	(4,674)	(298,523)	(425,755)	(133,376)
Rite Aid Corp.	Morgan Stanley	(18,517)	(230,815)	(293,124)	(62,961)
United Natural Foods, Inc.	Morgan Stanley	(18,234)	(314,825)	(291,197)	22,429
US Foods Holding Corp.	Morgan Stanley	(9,495)	(392,995)	(316,278)	82,918

		(91,954)	(2,897,023)	(2,964,603)	(74,750)

Food, Beverage & Tobacco
Beyond Meat, Inc.	Morgan Stanley	(18,577)	(2,418,001)	(2,322,125)	88,544
Calavo Growers, Inc.	Morgan Stanley	(6,073)	(451,635)	(421,648)	18,822
Darling Ingredients, Inc.	Morgan Stanley	(281)	(15,696)	(16,208)	(528)
Fresh Del Monte Produce, Inc. (Cayman Islands)	Morgan Stanley	(9,212)	(244,763)	(221,733)	19,001
Hormel Foods Corp.	Morgan Stanley	(14,657)	(693,956)	(683,163)	9,938
Hostess Brands, Inc.	Morgan Stanley	(11,004)	(135,046)	(161,099)	(26,517)
J&J Snack Foods Corp.	Morgan Stanley	(3,296)	(510,251)	(512,100)	(8,219)
MGP Ingredients, Inc.	Morgan Stanley	(6,468)	(326,212)	(304,384)	17,052
Pilgrim’s Pride Corp.	Morgan Stanley	(24,443)	(471,730)	(479,327)	(10,917)
Primo Water Corp. (Canada)	Morgan Stanley	(15,161)	(203,720)	(237,724)	(37,717)
Sanderson Farms, Inc.	Morgan Stanley	(3,752)	(472,675)	(496,014)	(30,497)
Simply Good Foods Co. (The)	Morgan Stanley	(13,522)	(344,620)	(424,050)	(80,420)
Universal Corp.	Morgan Stanley	(3,385)	(168,217)	(164,545)	(1,993)

		(129,831)	(6,456,522)	(6,444,120)	(43,451)

Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(511)	(162,996)	(165,666)	(3,122)
Alcon, Inc. (Switzerland)	Morgan Stanley	(1,505)	(91,532)	(99,300)	(9,530)
Antares Pharma, Inc.	Morgan Stanley	(387)	(1,521)	(1,544)	4
AtriCure, Inc.	Morgan Stanley	(3,646)	(149,537)	(202,973)	(57,094)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Health Care Equipment & Services — (continued)
Avanos Medical, Inc.	Morgan Stanley	(9,973)	$(366,571)	$(457,561)	$(93,516)
Axogen, Inc.	Morgan Stanley	(17,272)	(264,678)	(309,169)	(47,100)
BioTelemetry, Inc.	Morgan Stanley	(6,653)	(348,092)	(479,548)	(132,456)
Brookdale Senior Living, Inc.	Morgan Stanley	(13,078)	(94,866)	(57,936)	39,140
Cantel Medical Corp.	Morgan Stanley	(15,318)	(1,364,068)	(1,207,977)	154,872
Cardiovascular Systems, Inc.	Morgan Stanley	(6,228)	(301,324)	(272,537)	27,803
Castle Biosciences, Inc.	Morgan Stanley	(1,412)	(78,516)	(94,816)	(16,501)
CorVel Corp.	Morgan Stanley	(7)	(725)	(742)	11
Covetrus, Inc.	Morgan Stanley	(2,700)	(82,239)	(77,598)	4,429
CryoLife, Inc.	Morgan Stanley	(1,208)	(25,587)	(28,521)	(2,979)
Edwards Lifesciences Corp.	Morgan Stanley	(12,746)	(1,040,411)	(1,162,818)	(125,457)
Encompass Health Corp.	Morgan Stanley	(6,099)	(490,726)	(504,326)	(22,346)
Evolent Health, Inc., Class A	Morgan Stanley	(6,469)	(51,493)	(103,698)	(55,187)
Fulgent Genetics, Inc.	Morgan Stanley	(6,633)	(314,212)	(345,579)	(32,267)
Glaukos Corp.	Morgan Stanley	(8,116)	(536,299)	(610,810)	(80,492)
Globus Medical, Inc., Class A	Morgan Stanley	(1,718)	(110,549)	(112,048)	(1,795)
Guardant Health, Inc.	Morgan Stanley	(3,425)	(382,404)	(441,414)	(60,992)
Haemonetics Corp.	Morgan Stanley	(8,848)	(884,588)	(1,050,700)	(168,701)
HealthEquity, Inc.	Morgan Stanley	(10,248)	(780,197)	(714,388)	63,941
HealthStream, Inc.	Morgan Stanley	(58)	(1,265)	(1,267)	26
Inari Medical, Inc.	Morgan Stanley	(379)	(32,181)	(33,083)	(966)
Inogen, Inc.	Morgan Stanley	(1,022)	(37,697)	(45,663)	(8,235)
Inovalon Holdings, Inc., Class A	Morgan Stanley	(1,899)	(39,562)	(34,505)	5,198
Integra LifeSciences Holdings Corp.	Morgan Stanley	(7,356)	(415,182)	(477,552)	(63,568)
Intuitive Surgical, Inc.	Morgan Stanley	(234)	(185,813)	(191,435)	(6,141)
Lantheus Holdings, Inc.	Morgan Stanley	(3,008)	(40,150)	(40,578)	(516)
LHC Group, Inc.	Morgan Stanley	(499)	(94,326)	(106,447)	(15,873)
LivaNova PLC (United Kingdom)	Morgan Stanley	(11,087)	(594,374)	(734,070)	(144,757)
Masimo Corp.	Morgan Stanley	(204)	(55,173)	(54,750)	548
Merit Medical Systems, Inc.	Morgan Stanley	(1,000)	(39,543)	(55,510)	(20,696)
Mesa Laboratories, Inc.	Morgan Stanley	(1,091)	(264,288)	(312,724)	(50,429)
NuVasive, Inc.	Morgan Stanley	(3,403)	(184,714)	(191,691)	(8,049)
Ontrak, Inc.	Morgan Stanley	(1,603)	(82,988)	(99,049)	(17,671)
OraSure Technologies, Inc.	Morgan Stanley	(31,000)	(383,381)	(328,135)	54,141
OrthoPediatrics Corp.	Morgan Stanley	(582)	(26,058)	(24,008)	2,004
Pennant Group, Inc. (The)	Morgan Stanley	(776)	(41,128)	(45,055)	(4,165)
Penumbra, Inc.	Morgan Stanley	(335)	(63,224)	(58,625)	5,235
PetIQ, Inc.	Morgan Stanley	(19,133)	(588,400)	(735,664)	(150,683)
Phreesia, Inc.	Morgan Stanley	(1,704)	(55,189)	(92,459)	(43,594)
Providence Service Corp. (The)	Morgan Stanley	(1,830)	(116,340)	(253,693)	(144,391)
RadNet, Inc.	Morgan Stanley	(12,230)	(176,494)	(239,341)	(63,733)
Silk Road Medical, Inc.	Morgan Stanley	(2,952)	(173,862)	(185,917)	(12,539)
Simulations Plus, Inc.	Morgan Stanley	(814)	(54,553)	(58,543)	(4,121)
SmileDirectClub, Inc.	Morgan Stanley	(46,431)	(544,970)	(554,386)	(14,432)
STAAR Surgical Co.	Morgan Stanley	(3,971)	(202,753)	(314,583)	(117,874)
Surgery Partners, Inc.	Morgan Stanley	(3,026)	(80,310)	(87,784)	(7,681)
Tabula Rasa HealthCare, Inc.	Morgan Stanley	(13,940)	(733,774)	(597,190)	134,002

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Health Care Equipment & Services — (continued)
Tactile Systems Technology, Inc.	Morgan Stanley	(4,759)	$(180,269)	$(213,869)	$(34,704)
Tandem Diabetes Care, Inc.	Morgan Stanley	(1,655)	(164,764)	(158,350)	5,041
Teleflex, Inc.	Morgan Stanley	(1,826)	(710,754)	(751,527)	(42,846)
US Physical Therapy, Inc.	Morgan Stanley	(4,113)	(540,748)	(494,588)	42,412
Vapotherm, Inc.	Morgan Stanley	(8,825)	(243,378)	(237,040)	5,559
Varex Imaging Corp.	Morgan Stanley	(3,769)	(53,714)	(62,867)	(9,555)
Vocera Communications, Inc.	Morgan Stanley	(12,808)	(308,232)	(531,916)	(229,185)

		(353,522)	(15,432,682)	(16,905,533)	(1,581,573)

Household & Personal Products
BellRing Brands, Inc., Class A	Morgan Stanley	(2,492)	(47,282)	(60,581)	(15,079)
Central Garden & Pet Co., Class A	Morgan Stanley	(7,112)	(197,938)	(258,379)	(62,645)
Reynolds Consumer Products, Inc.	Morgan Stanley	(3,116)	(103,487)	(93,605)	9,375
Spectrum Brands Holdings, Inc.	Morgan Stanley	(650)	(49,463)	(51,337)	(1,990)
WD-40 Co.	Morgan Stanley	(1,470)	(293,601)	(390,550)	(104,958)

		(14,840)	(691,771)	(854,452)	(175,297)

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(819)	(228,586)	(223,767)	2,859
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	(44,435)	(452,285)	(388,806)	62,722
Albemarle Corp.	Morgan Stanley	(336)	(32,412)	(49,567)	(33,965)
Amyris, Inc.	Morgan Stanley	(31,874)	(111,768)	(196,822)	(85,354)
Balchem Corp.	Morgan Stanley	(1,335)	(138,720)	(153,819)	(16,295)
Cleveland-Cliffs, Inc.	Morgan Stanley	(25,901)	(217,794)	(377,119)	(199,103)
Element Solutions, Inc.	Morgan Stanley	(24,445)	(382,766)	(433,410)	(51,944)
Equinox Gold Corp. (Canada)	Morgan Stanley	(58,428)	(636,035)	(604,146)	29,966
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	(52,145)	(232,154)	(429,675)	(208,179)
GCP Applied Technologies, Inc.	Morgan Stanley	(3,529)	(72,167)	(83,461)	(11,957)
Glatfelter Corp.	Morgan Stanley	(8,989)	(127,387)	(147,240)	(21,448)
Graphic Packaging Holding Co.	Morgan Stanley	(26,351)	(380,917)	(446,386)	(69,680)
H.B. Fuller Co.	Morgan Stanley	(2,687)	(128,497)	(139,402)	(13,329)
Kirkland Lake Gold Ltd. (Canada)	Morgan Stanley	(34,084)	(1,422,390)	(1,406,647)	2,889
Kronos Worldwide, Inc.	Morgan Stanley	(418)	(6,026)	(6,232)	(210)
Livent Corp.	Morgan Stanley	(36,674)	(332,247)	(690,938)	(392,582)
Materion Corp.	Morgan Stanley	(74)	(4,545)	(4,715)	(153)
Methanex Corp. (Canada)	Morgan Stanley	(7,714)	(206,626)	(355,461)	(156,766)
Myers Industries, Inc.	Morgan Stanley	(105)	(2,042)	(2,182)	(115)
New Gold, Inc. (Canada)	Morgan Stanley	(39,057)	(66,628)	(85,535)	(21,344)
Novagold Resources, Inc. (Canada)	Morgan Stanley	(27,939)	(301,918)	(270,170)	30,885
Nutrien Ltd. (Canada)	Morgan Stanley	(9,431)	(464,071)	(454,197)	2,729
Olin Corp.	Morgan Stanley	(12,200)	(186,668)	(299,632)	(133,941)
PQ Group Holdings, Inc.	Morgan Stanley	(30)	(433)	(428)	34
Quaker Chemical Corp.	Morgan Stanley	(1,193)	(220,040)	(302,294)	(89,304)
Schnitzer Steel Industries, Inc., Class A	Morgan Stanley	(513)	(15,148)	(16,370)	(1,235)
Seabridge Gold, Inc. (Canada)	Morgan Stanley	(2,895)	(55,310)	(60,998)	(6,164)
Steel Dynamics, Inc.	Morgan Stanley	(16,901)	(576,690)	(623,140)	(59,063)
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	(20,168)	(334,591)	(366,049)	(37,746)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Materials — (continued)
Tronox Holdings PLC, Class A (United Kingdom)	Morgan Stanley	(42,032)	$(405,266)	$(614,508)	$(228,457)
United States Steel Corp.	Morgan Stanley	(2,795)	(37,040)	(46,872)	(25,584)
Warrior Met Coal, Inc.	Morgan Stanley	(28,341)	(458,532)	(604,230)	(149,558)
Westlake Chemical Corp.	Morgan Stanley	(3,366)	(250,555)	(274,666)	(28,118)

		(567,204)	(8,488,254)	(10,158,884)	(1,909,510)

Media & Entertainment
ANGI Homeservices, Inc., Class A	Morgan Stanley	(56,027)	(645,084)	(739,276)	(96,071)
Cars.Com, Inc.	Morgan Stanley	(7,842)	(88,031)	(88,615)	(1,463)
Cinemark Holdings, Inc.	Morgan Stanley	(52,509)	(694,430)	(914,182)	(253,106)
EW Scripps Co. (The), Class A	Morgan Stanley	(13,393)	(170,640)	(204,779)	(39,533)
Glu Mobile, Inc.	Morgan Stanley	(64,638)	(568,714)	(582,388)	(19,681)
iHeartMedia, Inc., Class A	Morgan Stanley	(5,887)	(53,945)	(76,413)	(23,888)
Live Nation Entertainment, Inc.	Morgan Stanley	(4,265)	(307,760)	(313,392)	(7,935)
Meredith Corp.	Morgan Stanley	(17,522)	(628,474)	(336,422)	281,821
New York Times Co. (The), Class A	Morgan Stanley	(6,865)	(341,995)	(355,401)	(14,388)
Nexstar Media Group, Inc., Class A	Morgan Stanley	(6,102)	(710,783)	(666,277)	27,184
Scholastic Corp.	Morgan Stanley	(115)	(2,803)	(2,875)	(49)
Sinclair Broadcast Group, Inc., Class A	Morgan Stanley	(43,557)	(1,544,343)	(1,387,290)	110,055
TEGNA, Inc.	Morgan Stanley	(60,726)	(1,043,162)	(847,128)	176,207
TripAdvisor, Inc.	Morgan Stanley	(47,158)	(1,049,123)	(1,357,207)	(314,599)
WideOpenWest, Inc.	Morgan Stanley	(12,694)	(72,638)	(135,445)	(63,017)
World Wrestling Entertainment, Inc.,
Class A	Morgan Stanley	(15,859)	(1,045,083)	(762,025)	281,939
Yelp, Inc.	Morgan Stanley	(4,795)	(111,338)	(156,653)	(53,629)
Zynga, Inc., Class A	Morgan Stanley	(184,008)	(1,546,187)	(1,816,159)	(274,519)

		(603,962)	(10,624,533)	(10,741,927)	(284,672)

Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(7,312)	(1,035,672)	(1,035,379)	(2,743)
Adaptive Biotechnologies Corp.	Morgan Stanley	(9,030)	(391,293)	(533,944)	(147,437)
Adverum Biotechnologies, Inc.	Morgan Stanley	(378)	(4,574)	(4,098)	484
Aerie Pharmaceuticals, Inc.	Morgan Stanley	(3,190)	(47,562)	(43,097)	4,420
Agios Pharmaceuticals, Inc.	Morgan Stanley	(1,092)	(38,299)	(47,316)	(12,100)
Alector, Inc.	Morgan Stanley	(8,631)	(214,738)	(130,587)	83,546
Allogene Therapeutics, Inc.	Morgan Stanley	(4,418)	(130,035)	(111,510)	18,170
Amneal Pharmaceuticals, Inc.	Morgan Stanley	(6,252)	(26,300)	(28,572)	(2,319)
Arcturus Therapeutics Holdings, Inc.	Morgan Stanley	(3,330)	(175,365)	(144,455)	30,421
Arrowhead Pharmaceuticals, Inc.	Morgan Stanley	(3,575)	(244,842)	(274,310)	(34,849)
Arvinas, Inc.	Morgan Stanley	(11,184)	(339,379)	(949,857)	(636,938)
Aurinia Pharmaceuticals, Inc. (Canada)	Morgan Stanley	(11,659)	(174,471)	(161,244)	12,721
Axsome Therapeutics, Inc.	Morgan Stanley	(205)	(16,907)	(16,701)	187
Bausch Health Cos, Inc. (Canada)	Morgan Stanley	(4,469)	(83,288)	(92,955)	(13,057)
Bruker Corp.	Morgan Stanley	(6,914)	(345,954)	(374,255)	(32,514)
Codexis, Inc.	Morgan Stanley	(20,052)	(281,547)	(437,735)	(159,129)
Deciphera Pharmaceuticals, Inc.	Morgan Stanley	(7)	(415)	(399)	32
Elanco Animal Health, Inc.	Morgan Stanley	(51,570)	(1,550,926)	(1,581,652)	(36,416)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Eli Lilly & Co.	Morgan Stanley	(7,344)	$(1,215,975)	$(1,239,961)	$(35,660)
Endo International PLC (Ireland)	Morgan Stanley	(18,231)	(115,383)	(130,899)	(17,202)
Epizyme, Inc.	Morgan Stanley	(8,365)	(163,507)	(90,844)	72,222
Esperion Therapeutics, Inc.	Morgan Stanley	(21)	(600)	(546)	90
Global Blood Therapeutics, Inc.	Morgan Stanley	(3,202)	(138,749)	(138,679)	(631)
Gossamer Bio, Inc.	Morgan Stanley	(1,659)	(26,217)	(16,043)	12,376
Insmed, Inc.	Morgan Stanley	(929)	(32,743)	(30,926)	1,750
Intersect ENT, Inc.	Morgan Stanley	(3,794)	(79,712)	(86,883)	(8,204)
Ionis Pharmaceuticals, Inc.	Morgan Stanley	(2,725)	(156,154)	(154,072)	1,651
Madrigal Pharmaceuticals, Inc.	Morgan Stanley	(524)	(63,237)	(58,253)	4,828
Medpace Holdings, Inc.	Morgan Stanley	(534)	(76,889)	(74,333)	2,415
Myriad Genetics, Inc.	Morgan Stanley	(17,887)	(558,145)	(353,715)	208,420
NanoString Technologies, Inc.	Morgan Stanley	(3,859)	(127,984)	(258,090)	(148,272)
NeoGenomics, Inc.	Morgan Stanley	(3,324)	(98,737)	(178,964)	(87,901)
Pacific Biosciences of California, Inc.	Morgan Stanley	(9,960)	(54,680)	(258,362)	(257,965)
Pacira BioSciences, Inc.	Morgan Stanley	(1,802)	(112,317)	(107,832)	4,808
Perrigo Co. PLC (Ireland)	Morgan Stanley	(14,059)	(754,019)	(628,718)	117,355
Phathom Pharmaceuticals, Inc.	Morgan Stanley	(137)	(5,768)	(4,551)	1,230
PRA Health Sciences, Inc.	Morgan Stanley	(2,398)	(256,137)	(300,805)	(45,585)
Reata Pharmaceuticals, Inc., Class A	Morgan Stanley	(5,466)	(743,216)	(675,707)	62,416
REGENXBIO, Inc.	Morgan Stanley	(4,226)	(168,216)	(191,691)	(27,366)
Seres Therapeutics, Inc.	Morgan Stanley	(2,026)	(50,787)	(49,637)	935
Theravance Biopharma, Inc. (Cayman Islands)	Morgan Stanley	(13,371)	(272,990)	(237,603)	34,602
VBI Vaccines, Inc. (Canada)	Morgan Stanley	(3,430)	(9,979)	(9,433)	548
Vir Biotechnology, Inc.	Morgan Stanley	(8,898)	(261,518)	(238,288)	22,486
ZIOPHARM Oncology, Inc.	Morgan Stanley	(793)	(3,871)	(1,998)	1,892
Zogenix, Inc.	Morgan Stanley	(4,657)	(97,086)	(93,093)	3,410
Zymeworks, Inc. (Canada)	Morgan Stanley	(1,146)	(45,396)	(54,160)	(9,533)

		(298,035)	(10,791,579)	(11,632,152)	(1,012,406)

Retailing
1-800-Flowers.com, Inc., Class A	Morgan Stanley	(3,405)	(89,239)	(88,530)	476
Abercrombie & Fitch Co., Class A	Morgan Stanley	(4,057)	(73,929)	(82,601)	(16,848)
Boot Barn Holdings, Inc.	Morgan Stanley	(15,070)	(662,663)	(653,435)	6,563
Burlington Stores, Inc.	Morgan Stanley	(7,897)	(1,773,713)	(2,065,460)	(297,418)
CarParts.Com, Inc.	Morgan Stanley	(6,051)	(95,484)	(74,972)	22,627
Carvana Co.	Morgan Stanley	(7,092)	(1,560,910)	(1,698,818)	(159,331)
Children’s Place, Inc. (The)	Morgan Stanley	(14,423)	(638,473)	(722,592)	(86,817)
Core-Mark Holding Co., Inc.	Morgan Stanley	(3,832)	(108,827)	(112,546)	(5,817)
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(3,987)	(293,141)	(370,193)	(77,889)
Grubhub, Inc.	Morgan Stanley	(5,113)	(372,012)	(379,742)	(9,309)
Lithia Motors, Inc., Class A	Morgan Stanley	(2,572)	(714,866)	(752,747)	(43,280)
Monro, Inc.	Morgan Stanley	(19,202)	(1,256,257)	(1,023,467)	211,863
Nordstrom, Inc.	Morgan Stanley	(16,967)	(307,259)	(529,540)	(221,847)
Penske Automotive Group, Inc.	Morgan Stanley	(5,529)	(287,430)	(328,367)	(43,625)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Retailing — (continued)
PetMed Express, Inc.	Morgan Stanley	(1,367)	$(49,544)	$(43,826)	$5,701
RealReal, Inc. (The)	Morgan Stanley	(18,175)	(259,668)	(355,140)	(101,062)
Sally Beauty Holdings, Inc.	Morgan Stanley	(2,773)	(39,920)	(36,160)	3,673
Tiffany & Co.	Morgan Stanley	(4,146)	(543,319)	(544,992)	(5,883)
Ulta Beauty, Inc.	Morgan Stanley	(1,657)	(467,105)	(475,824)	(10,874)
Urban Outfitters, Inc.	Morgan Stanley	(6,258)	(181,605)	(160,205)	20,894

		(149,573)	(9,775,364)	(10,499,157)	(808,203)

Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	Morgan Stanley	(1,031)	(92,337)	(83,769)	8,614
Advanced Energy Industries, Inc.	Morgan Stanley	(1,669)	(121,380)	(161,843)	(45,764)
CEVA, Inc.	Morgan Stanley	(573)	(22,768)	(26,072)	(3,340)
Cree, Inc.	Morgan Stanley	(5,979)	(381,335)	(633,176)	(285,498)
Diodes, Inc.	Morgan Stanley	(1,891)	(127,170)	(133,316)	(6,752)
FormFactor, Inc.	Morgan Stanley	(3,112)	(104,274)	(133,878)	(33,250)
Ichor Holdings Ltd. (Cayman Islands)	Morgan Stanley	(3,487)	(96,053)	(105,116)	(10,797)
MaxLinear, Inc.	Morgan Stanley	(13,815)	(299,429)	(527,595)	(230,753)
ON Semiconductor Corp.	Morgan Stanley	(39,876)	(1,115,102)	(1,305,141)	(202,611)
Onto Innovation, Inc.	Morgan Stanley	(3,688)	(131,527)	(175,364)	(46,295)
PDF Solutions, Inc.	Morgan Stanley	(26)	(559)	(562)	26
Photronics, Inc.	Morgan Stanley	(149)	(1,655)	(1,663)	18
Power Integrations, Inc.	Morgan Stanley	(2,532)	(188,636)	(207,270)	(19,230)
Silicon Laboratories, Inc.	Morgan Stanley	(740)	(78,397)	(94,232)	(17,205)
Universal Display Corp.	Morgan Stanley	(3,075)	(578,896)	(706,635)	(142,963)

		(81,643)	(3,339,518)	(4,295,632)	(1,035,800)

Software & Services
8x8, Inc.	Morgan Stanley	(51,321)	(1,248,640)	(1,769,035)	(548,056)
Alarm.com Holdings, Inc.	Morgan Stanley	(633)	(62,804)	(65,484)	(2,835)
Altair Engineering, Inc., Class A	Morgan Stanley	(3,974)	(156,207)	(231,207)	(79,458)
Alteryx, Inc., Class A	Morgan Stanley	(11,931)	(1,386,071)	(1,453,076)	(80,765)
Appfolio, Inc., Class A	Morgan Stanley	(357)	(62,100)	(64,274)	(2,327)
BlackBerry Ltd. (Canada)	Morgan Stanley	(21,372)	(152,810)	(141,696)	12,012
Ceridian HCM Holding, Inc.	Morgan Stanley	(10,618)	(849,210)	(1,131,454)	(286,918)
CommVault Systems, Inc.	Morgan Stanley	(3,729)	(161,065)	(206,475)	(46,388)
Conduent, Inc.	Morgan Stanley	(99,314)	(679,739)	(476,707)	203,467
Digital Turbine, Inc.	Morgan Stanley	(7,208)	(403,656)	(407,684)	(5,193)
DXC Technology Co.	Morgan Stanley	(30,451)	(727,316)	(784,113)	(59,992)
Euronet Worldwide, Inc.	Morgan Stanley	(6,013)	(701,135)	(871,404)	(172,804)
Everbridge, Inc.	Morgan Stanley	(3,090)	(415,592)	(460,626)	(52,403)
Medallia, Inc.	Morgan Stanley	(9,725)	(290,743)	(323,065)	(34,389)
New Relic, Inc.	Morgan Stanley	(18,567)	(1,058,952)	(1,214,282)	(158,615)
Paycom Software, Inc.	Morgan Stanley	(1,400)	(585,380)	(633,150)	(60,119)
Pegasystems, Inc.	Morgan Stanley	(3,456)	(431,708)	(460,547)	(30,188)
Ping Identity Holding Corp.	Morgan Stanley	(35,122)	(1,050,656)	(1,005,894)	41,682
Pluralsight, Inc., Class A	Morgan Stanley	(11,622)	(190,378)	(243,597)	(55,950)
Proofpoint, Inc.	Morgan Stanley	(3,253)	(361,816)	(443,742)	(93,780)
PROS Holdings, Inc.	Morgan Stanley	(8,845)	(345,930)	(449,061)	(107,439)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Software & Services — (continued)
Qualys, Inc.	Morgan Stanley	(1,111)	$(134,997)	$(135,398)	$(770)
RealPage, Inc.	Morgan Stanley	(1,906)	(166,701)	(166,279)	(41)
RingCentral, Inc., Class A	Morgan Stanley	(413)	(126,567)	(156,515)	(51,754)
Sabre Corp.	Morgan Stanley	(23,075)	(188,104)	(277,362)	(103,564)
Splunk, Inc.	Morgan Stanley	(10,305)	(1,649,624)	(1,750,716)	(108,130)
Sprout Social, Inc., Class A	Morgan Stanley	(211)	(10,023)	(9,581)	443
Switch, Inc., Class A	Morgan Stanley	(39,462)	(643,440)	(645,993)	(11,745)
Tucows, Inc., Class A	Morgan Stanley	(1,878)	(100,387)	(138,765)	(38,670)
Upland Software, Inc.	Morgan Stanley	(7,032)	(265,013)	(322,698)	(58,970)
Verra Mobility Corp.	Morgan Stanley	(15,307)	(179,034)	(205,420)	(26,885)
Yext, Inc.	Morgan Stanley	(47,418)	(742,785)	(745,411)	(4,794)
Zuora, Inc., Class A	Morgan Stanley	(49,467)	(681,767)	(689,075)	(14,371)

		(539,586)	(16,210,350)	(18,079,786)	(2,039,709)

Technology Hardware & Equipment
3D Systems Corp.	Morgan Stanley	(16,629)	(122,107)	(174,272)	(56,994)
ADTRAN, Inc.	Morgan Stanley	(11,237)	(126,078)	(165,970)	(45,999)
Celestica, Inc. (Canada)	Morgan Stanley	(14,650)	(108,589)	(118,226)	(10,013)
Ciena Corp.	Morgan Stanley	(11,675)	(570,408)	(617,024)	(48,273)
Coherent, Inc.	Morgan Stanley	(1,177)	(167,064)	(176,574)	(9,974)
CommScope Holding Co., Inc.	Morgan Stanley	(9,054)	(97,907)	(121,324)	(26,731)
Dolby Laboratories, Inc., Class A	Morgan Stanley	(1,398)	(122,496)	(135,788)	(15,379)
Extreme Networks, Inc.	Morgan Stanley	(24,762)	(164,766)	(170,610)	(6,424)
Fabrinet (Cayman Islands)	Morgan Stanley	(3,358)	(224,663)	(260,547)	(37,569)
Fitbit, Inc., Class A	Morgan Stanley	(20,407)	(135,732)	(138,768)	(3,754)
Harmonic, Inc.	Morgan Stanley	(3,556)	(23,437)	(26,279)	(2,880)
Infinera Corp.	Morgan Stanley	(50,336)	(277,131)	(527,521)	(260,624)
Insight Enterprises, Inc.	Morgan Stanley	(9,383)	(632,699)	(713,952)	(85,968)
IPG Photonics Corp.	Morgan Stanley	(956)	(186,002)	(213,943)	(30,414)
Itron, Inc.	Morgan Stanley	(4,489)	(315,775)	(430,495)	(115,624)
Knowles Corp.	Morgan Stanley	(4,760)	(79,898)	(87,727)	(8,035)
Littelfuse, Inc.	Morgan Stanley	(2,141)	(402,745)	(545,227)	(154,690)
Methode Electronics, Inc.	Morgan Stanley	(283)	(10,680)	(10,833)	(154)
MTS Systems Corp.	Morgan Stanley	(912)	(44,300)	(53,042)	(11,189)
National Instruments Corp.	Morgan Stanley	(13,346)	(500,766)	(586,423)	(88,062)
nLight, Inc.	Morgan Stanley	(13,384)	(214,947)	(436,988)	(226,763)
PC Connection, Inc.	Morgan Stanley	(11)	(498)	(520)	7
Plantronics, Inc.	Morgan Stanley	(2,349)	(36,084)	(63,493)	(34,423)
Pure Storage, Inc., Class A	Morgan Stanley	(10,362)	(196,865)	(234,285)	(41,848)
Stratasys Ltd. (Israel)	Morgan Stanley	(29,887)	(675,524)	(619,259)	50,536
Super Micro Computer, Inc.	Morgan Stanley	(3,135)	(83,983)	(99,254)	(16,515)
ViaSat, Inc.	Morgan Stanley	(11,845)	(457,569)	(386,739)	69,506
Viavi Solutions, Inc.	Morgan Stanley	(2,710)	(40,222)	(40,582)	(449)
Western Digital Corp.	Morgan Stanley	(1,174)	(77,715)	(65,028)	15,746

		(279,366)	(6,096,650)	(7,220,693)	(1,202,953)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Telecommunication Services
Boingo Wireless, Inc.	Morgan Stanley	(26,378)	$(360,076)	$(335,528)	$23,764
Cogent Communications Holdings, Inc.	Morgan Stanley	(4,278)	(272,600)	(256,124)	12,631
Shenandoah Telecommunications Co.	Morgan Stanley	(1,757)	(84,597)	(75,990)	8,018
United States Cellular Corp.	Morgan Stanley	(2,620)	(82,840)	(80,408)	2,220

		(35,033)	(800,113)	(748,050)	46,633

Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(14,433)	(292,627)	(452,330)	(163,330)
Allegiant Travel Co.	Morgan Stanley	(337)	(57,618)	(63,774)	(7,847)
Hawaiian Holdings, Inc.	Morgan Stanley	(9,354)	(253,306)	(165,566)	88,290
Heartland Express, Inc.	Morgan Stanley	(3,703)	(80,340)	(67,024)	13,379
JetBlue Airways Corp.	Morgan Stanley	(8,824)	(132,365)	(128,301)	3,473
Kirby Corp.	Morgan Stanley	(4,814)	(236,388)	(249,510)	(16,594)
Matson, Inc.	Morgan Stanley	(5,602)	(215,117)	(319,146)	(115,591)
Ryder System, Inc.	Morgan Stanley	(10,596)	(530,805)	(654,409)	(166,910)
		(57,663)	(1,798,566)	(2,100,060)	(365,130)

Utilities
Algonquin Power & Utilities Corp.
(Canada)	Morgan Stanley	(2,392)	(38,285)	(39,372)	(1,541)
ALLETE, Inc.	Morgan Stanley	(9,694)	(646,713)	(600,446)	25,885
Ameren Corp.	Morgan Stanley	(9,129)	(726,688)	(712,610)	8,553
American States Water Co.	Morgan Stanley	(67)	(5,276)	(5,327)	(36)
Avangrid, Inc.	Morgan Stanley	(9,302)	(449,742)	(422,776)	16,322
Avista Corp.	Morgan Stanley	(5,242)	(201,268)	(210,414)	(10,786)
Black Hills Corp.	Morgan Stanley	(9,590)	(746,575)	(589,306)	133,929
California Water Service Group	Morgan Stanley	(1,882)	(88,149)	(101,684)	(14,969)
CMS Energy Corp.	Morgan Stanley	(4,154)	(259,527)	(253,436)	3,894
DTE Energy Co.	Morgan Stanley	(1,385)	(179,187)	(168,153)	4,948
Edison International	Morgan Stanley	(6,225)	(457,614)	(391,055)	46,222
Entergy Corp.	Morgan Stanley	(4,186)	(444,893)	(417,930)	23,370
Essential Utilities, Inc.	Morgan Stanley	(9,100)	(397,544)	(430,339)	(37,654)
Fortis, Inc. (Canada)	Morgan Stanley	(1,142)	(44,689)	(46,616)	(4,382)
New Jersey Resources Corp.	Morgan Stanley	(10,473)	(341,468)	(372,315)	(40,231)
NextEra Energy, Inc.	Morgan Stanley	(1,859)	(140,466)	(143,422)	(4,978)
Northwest Natural Holding Co.	Morgan Stanley	(474)	(22,871)	(21,799)	1,035
NorthWestern Corp.	Morgan Stanley	(2,179)	(166,155)	(127,057)	34,257
Ormat Technologies, Inc.	Morgan Stanley	(2,519)	(186,531)	(227,415)	(41,747)
Pinnacle West Capital Corp.	Morgan Stanley	(672)	(57,878)	(53,726)	4,586
Portland General Electric Co.	Morgan Stanley	(3,510)	(162,284)	(150,123)	7,901
PPL Corp.	Morgan Stanley	(11,596)	(315,187)	(327,007)	(12,723)
Sempra Energy	Morgan Stanley	(7,049)	(928,506)	(898,113)	19,845
SJW Group.	Morgan Stanley	(1,522)	(92,491)	(105,566)	(14,815)
South Jersey Industries, Inc.	Morgan Stanley	(4,432)	(124,840)	(95,510)	24,043
Southwest Gas Holdings, Inc.	Morgan Stanley	(4,818)	(440,882)	(292,694)	135,580
Spire, Inc.	Morgan Stanley	(1,793)	(154,152)	(114,824)	36,746
Unitil Corp.	Morgan Stanley	(14)	(603)	(620)	13

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

December 31, 2020

(Unaudited)

Total Return Swaps (concluded)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Utilities — (continued)
Xcel Energy, Inc.	Morgan Stanley	(862)	$(57,639)	$57,470)	$(1,764)

		(127,262)	(7,878,103)	(7,377,125)	341,503

Total Reference Entity — Short			(148,296,318)	(158,185,842)	(12,030,250)

Net Value of Reference Entity			$(25,273,047)	$8,534,284	$33,820,956

*	Includes $13,625 related to open trades, dividends receivables/payables and swap receivables/payables activities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $33,820,956, which are considered Level 2 as of and for the period ended December 31, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.